UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

METROPOLITAN WEST FUNDS

ULTRA SHORT BOND FUND

LOW DURATION BOND FUND

INTERMEDIATE BOND FUND

TOTAL RETURN BOND FUND

HIGH YIELD BOND FUND

STRATEGIC INCOME FUND

ALPHATRAKSM 500 FUND

ANNUAL REPORT

March 31, 2004

Metropolitan West Funds

Dear Fellow Shareholder,

Thank you for your continued participation in the Metropolitan West Funds. We are pleased to present the enclosed Semi-Annual Report for the Funds, including the following:

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

Metropolitan West AlphaTrak 500 Fund (MWATX)

Metropolitan West Strategic Income Fund (MWSTX)

Metropolitan West Ultra Short Bond Fund (MWUSX)

Review

Echoing what has become a hopeful and recurrent theme since our last Semi-Annual Report, the last six months revealed continued strengthening over a broad cross-section of economic data. First, fourth quarter GDP growth was confirmed at a solid 4.1% on the heels of the third quarter’s scorching 8.3% pace, surpassing expectations in both quarters. Moreover, the early consensus for the first quarter of 2004 calls for 5% growth, the occurrence of which would be the first time since 1994 that the economy has grown by at least 4% for three straight quarters. While the consumer, buoyed by historically low mortgage interest rates, has remained reliable during the current economic recovery, recently business has been contributing its share via increased capital spending. Manufacturing has also seen more vigorous performance, as new orders have begun to outstrip on-hand inventory, setting the stage for a pickup in production that should provide further momentum to the economic expansion clearly underway.

Despite the accumulation of positive indicators, one challenge – lagging job growth – has remained a restraint on unbridled enthusiasm. That lingering sentiment, in conjunction with a Fed Funds rate of 1% and an extraordinary level of Treasury investment by the Japanese and Chinese central banks, has held interest rates in check, at a level not much higher than the 50-year lows that prevailed in June 2003. The view of MWAM, as expressed by a defensive investment thesis, has held that the low level of interest rates was inconsistent not only with the accommodative Fed monetary policy, but also with the massive fiscal stimulus associated with tax cuts and burgeoning Federal expenditures.

Finally, on April 2nd, the Bureau of Labor Statistics reported that non-farm payrolls swelled by 308,000 in March, the highest monthly growth in four years. On the heels of the BLS report, the Institute of Supply Management’s service index jumped to a record level, indicating an expansion across the financial services, construction, and retail sectors heretofore lacking in vigor. Not unexpectedly, the Treasury market sold off and rates moved higher, especially at the short maturity end of the yield curve, as investors began to discount an increased likelihood of the Fed tightening and a less quiescent inflationary outlook.

Although the defensive duration strategy has gone largely unrewarded to date (at least through quarter-end), the lifting economic sentiment was instrumental in providing a backdrop for the healthy recovery in the corporate bond market that began in October 2002. All of the MWAM Funds have participated in the recovery by emphasizing allocation to the areas of the corporate bond market that offered attractive risk-adjusted opportunities, some of them unique once-in-a-market cycle in orientation. Importantly, these opportunities were pursued in a measured and diversified fashion, with an eye toward the building pressure on interest rates. Furthermore, as the recovery proceeded, and many of the holdings met with significant price improvement, MWAM sold, taking gains and redeploying the proceeds into new value opportunities.

Fund Results

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

	Performance Through March 31, 2004
	6 Months	1 Year	3 Years	5 Years	Since Inception
	(Cumulative)	(Annualized)	(Annualized)	(Annualized)	(Annualized)
MWTRX (Inception: March 31, 1997)	6.25%	15.15%	6.65%	7.12%	8.28%
Lehman Bros. Aggregate Index*	2.98%	5.40%	7.43%	7.28%	7.83%

MWTIX (Inception: March 31, 2000)	6.36%	15.51%	6.87%	—	8.30%
Lehman Bros. Aggregate Index*	2.98%	5.40%	7.43%	—	8.68%

	Performance Through March 31, 2004
	6 Months	1 Year	Since Inception
	(Cumulative)	(Annualized)	(Annualized)
MWIMX (Inception: June 30, 2003)	3.97%	—	5.12% (non-annualized)
Lehman Bros. Intermediate Gov’t. Credit Index*	2.54%	—	2.52% (non-annualized)

MWIIX (Inception: June 28, 2002)	4.07%	10.90%	12.03%
Lehman Bros. Intermediate Gov’t. Credit Index*	2.54%	5.30%	7.53%

	Performance Through March 31, 2004
	6 Months	1 Year	3 Years	5 Years	Since Inception
	(Cumulative)	(Annualized)	(Annualized)	(Annualized)	(Annualized)
MWLDX (Inception: March 31, 1997)	3.04%	6.81%	3.84%	5.31%	5.96%
Merrill Lynch 1-3 Year US Treasury Index*	1.15%	2.32%	4.68%	5.45%	5.83%

MWLIX (Inception: March 31, 2000)	3.14%	7.01%	4.04%	—	5.28%
Merrill Lynch 1-3 Year US Treasury Index*	1.15%	2.32%	4.68%	—	5.89%

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

	Performance Through March 31, 2004
	6 Months	1 Year	Since Inception
	(Cumulative)	(Annualized)	(Annualized)
MWHYX (Inception: September 30, 2002)	7.08%	21.99%	28.11%
Lehman Bros. High Yield Index*	8.40%	22.65%	25.70%

MWHIX (Inception: March 31, 2003)	7.21%	22.35%	22.35%
Lehman Bros. High Yield Index*	8.40%	22.65%	22.65%

Metropolitan West AlphaTrak 500 Fund (MWATX)

	Performance Through March 31, 2004
	6 Months	1 Year	3 Years	5 Years	Since Inception
	(Cumulative)	(Annualized)	(Annualized)	(Annualized)	(Annualized)
MWATX (Inception: June 29, 1998)	15.00%	38.16%	0.54%	-0.91%	1.99%
Standard & Poor’s 500 Equity Index*	14.09%	35.14%	0.65%	-1.19%	1.28%

Metropolitan West Strategic Income Fund (MWSTX)

Metropolitan West Ultra Short Bond Fund (MWUSX)

	Performance Through March 31, 2004
	6 Months	Since Inception
	(Cumulative)	(Cumulative)
MWSTX (Inception: June 30, 2003)	7.73%	16.27%
Merrill Lynch 3-Month US Treasury Index* + 2%	1.50%	2.27%

MWUSX (Inception: June 30, 2003)	4.08%	6.48%
Merrill Lynch 1-Year US Treasury Index*	0.71%	1.03%

The Market Ahead

Strategically, positioning of the Funds remains anchored by an expectation for continued pressure on interest rates and a flattening in the Treasury yield curve. With the ongoing potential for higher interest rates, Treasury and mortgage issues remain susceptible to interest rate and mortgage extension risks. In response, the Funds hold a variety of issues designed to provide protection and flexibility. Included among the types of issues held across the Funds are: Treasury Inflation-Protected Securities (TIPS), callable agency issues with step-up coupons, and well-structured mortgage-backed securities (PAC CMOs and IOs) and asset-backed securities (AAA- and AA-rated senior tranche home mortgage loans).

As noted above, given the strong rally in the corporate sector since late 2002, exposure has been and looks to be further trimmed in favor of relative value, with a reduced allocation to the sector. As a case in point, exposure to insurers pared in the first quarter as pricing converged toward fundamental value. With regard to ongoing corporate holdings, MWAM remains constructive on airline EETCs, autos, energy, telecommunications, and selected financial services providers.

A Consistent Long-Term Value Orientation

In closing, MWAM remains committed to a philosophy rooted in a value with a long-term perspective. As such, the investment team continues to target consistent outperformance of the Funds’ benchmarks over a market cycle by diversifying the sources of value added in the portfolios. Those value-added strategies include (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment needs.

Sincerely,

Scott Dubchansky

President and Trustee

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. One-year returns are due in part to market conditions that might not be repeated in the future. Unlike a mutual fund, the performance of an unmanaged index assumes no transactions costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Quality ratings, such as “BB”, refer to the credit risk of individual securities, and not to the Fund. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The views and forecasts expressed here are as of March 2004, are subject to change without notice and may not come to pass.

*Are unmanaged indices that are not available for direct investment.

Funds are distributed by PFPC Distributors, Inc.

760 Moore Rd., King of Prussia, PA 19406.

To be preceded or accompanied by a prospectus. DFU 5/04

Metropolitan West Funds

Illustration of an Assumed Investment of $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Ultra Short Bond Fund Class M with the performance of the Merrill Lynch 1-Year U.S. Treasury Index. The since inception total returns for the Metropolitan West Ultra Short Bond Fund Class M were 6.48%. The inception date for the Class M was June 30, 2003. The graph assumes that distributions were reinvested.

Metropolitan West Ultra Short Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class M with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The one year and average annual since inception total returns for the Metropolitan West Low Duration Fund Class M were 6.81% and 5.96%, respectively. The inception date for the Class M was March 31, 1997. The graph assumes that distributions were reinvested.

Metropolitan West Low Duration Bond Fund – Class M

Total Return Performance

The inception date for the Metropolitan West Low Duration Class I was March 31, 2000. The one year and average annual since inception total returns for the Metropolitan West Low Duration Bond Fund Class I were 7.01% and 5.28%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class I shares would have been valued at $12,286.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Intermediate Bond Fund Class M with the performance of the Lehman Intermediate U.S. Gov’t Credit Index. The since inception total returns for the Metropolitan West Intermediate Bond Fund Class M were 5.12%. The inception date for the Class M was June 30, 2003. The graph assumes that distributions were reinvested.

Metropolitan West Intermediate Bond Fund – Class M

Total Return Performance

The inception date for the Metropolitan West Intermediate Bond Fund Class I was June 28, 2002. The one year and average annual since inception total returns for the Metropolitan West Intermediate Bond Bond Fund Class I were 10.90% and 12.03%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Intermediate Bond Fund Class I shares would have been valued at $12,207.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund Class M with the performance of the Lehman Aggregate Index. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class M were 15.15% and 8.28%, respectively. The inception date for the Class M was March 31, 1997. The graph assumes that distributions were reinvested.

Metropolitan West Total Return Bond Fund – Class M

Total Return Performance

The inception date for the Metropolitan West Total Return Class I was March 31, 2000. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class I were 15.51% and 8.30%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Class I shares would have been valued at $13,756.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West High Yield Bond Fund Class M with the performance of the Lehman Brothers High Yield Index. The one year average annual since inception total returns for the Metropolitan West High Yield Bond Fund Class M were 21.99% and 28.11%, respectively. The inception date for the Class M was September 30, 2002. The graph assumes that distributions were reinvested.

Metropolitan West High Yield Bond Fund – Class M

Total Return Performance

The inception date for the Metropolitan West High Yield Bond Fund Class I was March 31, 2003. The one year and average annual since inception total returns for the Metropolitan West High Yield Bond Fund Class I were 22.35% and 22.35%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West High Yield Bond Fund Class I shares would have been valued at $12,235.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Strategic Income Fund Class M with the performance of the Merrill Lynch 3-month US Treasury Index plus 200 basis points. The since inception total returns for the Metropolitan West Strategic Income Fund Class M were 16.27%. The inception date for the Class M was June 30, 2003. The graph assumes that distributions were reinvested.

Metropolitan West Strategic Income Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The one year and average annual since inception total returns for the Metropolitan West AlphaTrak 500 Fund were 38.16% and 1.99%, respectively. The inception date for the Fund was June 29, 1998. The graph assumes that distributions were reinvested.

Metropolitan West AlphaTrak 500 Fund

Total Return Performance

Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. Returns are due in part to market conditions which might not be repeated in the future. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Issues	Principal Amount	Value

BONDS 78.97%
ASSET-BACKED SECURITIES—31.35%[3]

Aames Mortgage Trust 1999-2 AF, 7.59%, 10/15/29	$80,416	$84,508
Aames Mortgage Trust 2000-2 A5F, 7.68%, 12/25/28	955,000	1,015,949
Aames Mortgage Trust 2002-1 A3, 6.90%, 06/25/32	150,000	163,585
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	100,000	109,019
ABFS Mortgage Loan Trust 2002-2,
A5, 6.41%, 06/15/33	115,000	121,932
A7, 5.22%, 06/15/33	403,810	408,438
ABFS Mortgage Loan Trust 2002-4 A, 4.43%, 12/15/33	1,189,289	1,213,286
Advanta Mortgage Loan Trust 1997-4 A7, 6.63%, 01/25/29	1,583,759	1,596,789
Amortizing Residential Collateral Trust 2002-BC3 AIO (IO), 6.00%, 05/25/05[6]	700,909	16,647
Amortizing Residential Collateral Trust 2002-BC4 AIO (IO), 6.00%, 06/25/04[6]	440,000	6,188
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	1,327,000	104,917
Capital Asset Research Funding LP 1997-A 1, 6.40%, 12/15/04[4]	227,219	227,356
Chase Funding Mortgage Loan Asset-Backed 2002-3 1A2, 3.07%, 08/25/17	13,067	13,072
Chase Funding Mortgage Loan Asset-Backed 2003-1 1A1, 2.01%, 02/25/17	75,199	75,230
CIT Group Home Equity Loan Trust 1998-1 A7, 6.30%, 01/15/13	227,317	235,735
Conseco Finance 2000-B AF6, 7.80%, 05/15/20	32,653	34,445
Conseco Finance 2000-C B2, 3.14%, 07/15/29[7]	213,070	196,728
Conseco Finance 2000-D A5, 8.41%, 12/15/25	660,000	719,057
Conseco Finance 2000-F MF1, 8.30%, 05/15/27	190,000	199,889
Conseco Finance 2001-A,
IA5, 7.06%, 03/15/32	1,000,000	1,039,409
IIB1, 10.30%, 03/15/32	1,100,000	1,227,581
IM2, 8.02%, 03/15/32	500,000	518,124
Conseco Finance 2001-C A4, 6.19%, 03/15/30	333,590	352,261
Conseco Finance 2002-C AF3, 4.58%, 06/15/32	308,584	311,702
Conseco Finance Securitizations Corp. 2000-1 A4, 7.62%, 05/01/31	1,419,145	1,472,568
Conseco Finance Securitizations Corp. 2000-5,
A3, 7.21%, 02/01/32	39,559	39,698
A4, 7.47%, 02/01/32	35,000	36,491

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Conseco Finance Securitizations Corp. 2000-6,
Securities (continued)	A3, 6.55%, 09/01/32	$15,654	$15,663
	A4, 6.77%, 09/01/32	1,000,000	1,034,579
	Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	1,089,537	1,105,147
	Contimortgage Home Equity Loan Trust 1998-1 A7, 6.87%, 12/15/22	61,083	61,538
	Contimortgage Home Equity Loan Trust 1999-1 A6, 6.85%, 10/25/29	42,217	43,748
	Contimortgage Home Equity Loan Trust 1999-3 A6, 7.68%, 12/25/29	68,937	72,240
	CS First Boston Mortgage Securities Corp. 2001-MH29 A, 5.60%, 09/25/31	496,577	512,260
	CS First Boston Mortgage Securities Corp. 2002-S12 A1, 5.68%, 07/25/32	4,373	4,372
	Deutshe Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	686,679	728,682
	Empire Funding Home Loan Owner Trust 1997-5 M1, 7.41%, 04/25/24	98,118	97,997
	EQCC Home Equity Loan Trust 1998-1 A5F, 6.85%, 01/15/28	169,792	174,808
	EQCC Home Equity Loan Trust 1999-1 A4F, 6.13%, 07/20/28	153,416	159,611
	EQCC Home Equity Loan Trust 1999-2 A4F, 6.75%, 08/25/27	1,663,754	1,741,515
	Equity One ABS, Inc. 2000-1 A5, 8.02%, 02/25/32	1,005,000	1,089,049
	Equivantage Home Equity Loan Trust 1997-3 A3, 7.05%, 10/25/28	22,095	22,088
	FannieMae Whole Loan 2002-W2 AF3, 5.13%, 02/25/30	105,566	105,949
	FHLMC Structured Pass Through Securities T-39 S (IO), 1.50%, 09/25/04	570,000	3,477
	First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	89,517	89,380
	GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	44,266	45,397
	GMAC Mortgage Corporation Loan Trust 1999-2 A4, 8.02%, 11/25/29	84,908	84,865
	GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	121,672	127,643
	GMAC Mortgage Corporation Loan Trust 2001-CL1 A3, 6.39%, 05/25/27	85,965	86,360
	GMAC Mortgage Corporation Loan Trust 2003-GH1 A5, 5.60%, 07/25/34	125,000	131,919

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Green Tree Financial Corp. 1993-1 A3, 6.90%, 04/15/18	$21,963	$22,199
Securities (continued)	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	34,941	37,573
	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	88,209	96,718
	Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	200,000	203,674
	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	728,293	753,754
	Green Tree Financial Corp. 1999-4 A5, 6.97%, 05/01/31	858,559	902,213
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	1,524,382	1,527,929
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	390,147	381,864
	Green Tree Home Improvement Loan Trust 1997-C HIM2, 7.35%, 06/15/28	752,135	754,326
	Green Tree Home Improvement Loan Trust 1997-E,
	HEM1, 7.28%, 01/15/29	18,030	18,300
	HEM2, 7.48%, 01/15/29	150,000	152,272
	Green Tree Home Improvement Loan Trust 1998-D HEM1, 6.71%, 08/15/29	1,567,814	1,607,410
	Green Tree Home Improvement Loan Trust 1999-B M2, 10.54%, 07/15/26	950,000	1,034,092
	Green Tree Recreational, Equipment & Consumer Trust 1999-A A6, 6.84%, 03/15/10	4,929	4,946
	Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	53,434	55,506
	IMC Home Equity Loan Trust 1997-7 A8, 6.65%, 02/20/29	212,474	218,245
	IMC Home Equity Loan Trust 1998-3 A8, 6.34%, 08/20/29	1,135,462	1,168,208
	IMPAC Secured Assets CMN Owner Trust 2001-2 A4, 7.37%, 04/25/32	122,237	124,824
	Indymac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	855,275	828,036
	Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	190,000	209,356
	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	203,472	212,717
	Irwin Home Equity 2001-2 M2, 2.34%, 07/25/26[7]	20,000	20,120
	Master Financial Asset Securitization Trust 1997-1 A8, 8.00%, 01/20/29	67,838	67,822
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	218,594	228,144
	Metris Master Trust 2001-4A A, 1.44%, 08/20/08[7]	50,000	49,900

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Mid-State Trust 6 A4, 7.79%, 07/01/35	$94,673	$102,969
Securities (continued)	Mortgage Lenders Network Home Equity Loan 1998-2 A1, 6.61%, 07/25/29	252,156	267,350
	New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	891,900	916,601
	Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	17,547	17,679
	Oakwood Mortgage Investors, Inc. 1998-B,
	A3, 6.20%, 01/15/15	24,351	24,621
	A4, 6.35%, 03/15/17	1,219,079	1,269,938
	Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	361,234	371,391
	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	141,760	29,520
	Option One Mortgage Loan Trust 1999-2 A5, 6.76%, 05/25/29	200,000	210,277
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	226,181	238,115
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	20,581	21,571
	Residential Asset Mortgage Products, Inc. 2002-RS1 AI4, 6.58%, 01/25/32	1,143,736	1,153,002
	Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	900,000	917,145
	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	200,000	210,723
	Residential Asset Mortgage Products, Inc. 2002-RS6 AI4, 4.66%, 02/25/31	1,200,000	1,257,215
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A4, 5.77%, 06/25/29	207,782	208,837
	Residential Asset Mortgage Products, Inc. 2002-RZ3 A4, 4.73%, 12/25/31	150,000	156,103
	Residential Asset Mortgage Products, Inc. 2003-RS2 AI3, 3.24%, 01/25/29	150,000	151,394
	Residential Asset Securities Corp. 1999-KS2 AI9, 7.15%, 07/25/30	209,785	219,703
	Residential Asset Securities Corp. 2002-KS1 AI4, 5.86%, 11/25/29	1,065,000	1,109,320
	Residential Asset Securities Corp. 2002-KS4 AI3, 4.59%, 10/25/26	15,000	15,257
	Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	1,360,000	1,428,233

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities	Residential Funding Mortgage Securities I 2000-HI1 AI7, 8.29%, 02/25/25	$135,000	$145,426
(continued)	Residential Funding Mortgage Securities I 2001-HI4 A5, 5.94%, 09/25/18	772,198	782,376
	Residential Funding Mortgage Securities I 2001-HS2 A4, 6.43%, 04/25/16	218,847	220,853
	Residential Funding Mortgage Securities I 2002-HI2 AI5, 5.98%, 11/25/15	100,000	102,155
	Saxon Asset Securities Trust 1999-3 AF6, 7.53%, 06/25/14	43,363	46,597
	Southern Pacific Secured Assets Corp. 1998-H1 A5, 7.13%, 01/25/29	109,138	110,442
	Structured Asset Investment Loan Trust 2003-BC6 AIO (IO), 6.00%, 01/25/05[6]	786,273	27,028
	Structured Asset Investment Loan Trust 2003-BC10 AIO (IO), 6.00%, 03/25/05[6]	293,000	14,679
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	148,500	25,705
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	383,793	65,283
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	1,092,500	247,451
	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	5,500,000	933,900
	The Money Store Home Equity Trust 1998-A MH1, 6.89%, 05/15/24	1,381,469	1,398,991
	The Money Store Home Equity Trust 1998-B AF8, 6.11%, 05/15/10	37,258	37,845
	UCFC Home Equity Loan 1998-A A7, 6.87%, 07/15/29	560,000	586,316
	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	138,983	145,683
	Vanderbilt Acquisition Loan Trust 2002-1 A2, 4.77%, 10/07/18	480,000	493,387
	Vanderbilt Mortgage Finance 1999-B 1A4, 6.55%, 04/07/18	110,020	115,040
	Vanderbilt Mortgage Finance 1999-D IA3, 7.06%, 10/07/17	79,903	82,293

	Total Asset-Backed Securities (Cost $45,342,363)		45,637,453

CORPORATES—12.72%[2]
Automotive —1.17%	Ford Motor Credit Co.,
	7.50%, 03/15/05	70,000	73,573
	7.60%, 08/01/05	175,000	186,101
	1.01%, 08/15/48[7]	500,000	495,190
	General Motors Acceptance Corp. (MTN), 2.02%, 01/16/07[7]	950,000	943,173

			1,698,037

Basic Industry —0.62%	Fort James Corp., 6.63%, 09/15/04	890,000	907,800

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Capital Goods —0.60%	Tyco International Group SA,
	5.88%, 11/01/04	$761,000	$778,400
	6.38%, 06/15/05	30,000	31,416
	5.80%, 08/01/06	60,000	63,782

			873,598

Communications —0.58%	Qwest Corp., 7.20%, 11/01/04	550,000	566,500
	Sprint Capital Corp., 7.90%, 03/15/05	255,000	269,647

			836,147

Electric—4.65%	Centerpoint Energy, 8.13%, 07/15/05	900,000	962,783
	DPL Inc., 6.82%, 04/06/04	500,000	500,500
	Duke Capital LLC, 7.25%, 10/01/04	750,000	769,955
	Enterprise Capital Trust II, 2.33%, 06/30/28[7]	1,000,000	924,195
	Pacific Gas & Electric Co., 1.81%, 04/03/06[7]	1,250,000	1,250,728
	Power Contract Financing, 5.20%, 02/01/06[4]	829,406	847,330
	Tampa Electric Co., 7.75%, 11/01/22	80,000	81,345
	Virginia Electric & Power Co., 8.25%, 03/01/25	250,000	271,917
	Westar Energy, Inc.,
	6.88%, 08/01/04	845,000	857,675
	8.50%, 07/01/22	40,000	41,700
	7.65%, 04/15/23	250,000	259,288

			6,767,416

Energy—1.14%	Chesapeake Energy Corp., 8.38%, 11/01/08	690,000	764,175
	Pride International, Inc.,
	9.38%, 05/01/07	678,000	691,560
	10.00%, 06/01/09	185,000	196,100

			1,651,835

Finance—0.07%	Capital One Bank, 8.25%, 06/15/05	100,000	107,434

Homebuilding —1.05%	Ryland Group, Inc., 9.75%, 09/01/10	650,000	744,250
	Schuler Homes, Inc., 9.38%, 07/15/09	700,000	787,500

			1,531,750

Insurance—0.61%	TIG Holdings, Inc., 8.13%, 04/15/05	850,000	892,500

Real Estate Investment Trust (REIT)—1.02%	Colonial Realty LP (MTN), 8.82%, 02/07/05	530,000	558,221
	Highwoods Properties Inc., 7.19%, 06/15/04[4]	925,000	930,657

			1,488,878

Technology —1.11%	Electronic Data Systems, 7.13%, 05/15/05[4]	750,000	783,846
	Ingram Micro, Inc., 9.88%, 08/15/08	750,000	838,125

			1,621,971

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation —0.10%	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	$151,586	$145,820

	Total Corporates ( Cost $18,463,136)		18,523,186

MORTGAGE-BACKED—34.90%[3]
Commercial Mortgage-Backed —0.05%	Structured Asset Securities Corp. 1995-C4 G, 8.97%, 06/25/26	75,000	75,445

Non-Agency Mortgage-Backed —15.08%	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	197,780	201,203
	Banc of America Funding Corp. 2001-1 1A12, 6.75%, 11/20/32	36,285	37,406
	Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	526,669	552,015
	Bank of America Mortgage Securities 2002-9 3A1, 6.00%, 10/25/17	86,657	89,031
	Bank of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33	147,904	150,034
	Chase Mortgage Finance Corp. 2002-A1,
	1A2, 6.00%, 12/25/29	71,167	71,405
	1A3, 6.22%, 12/25/29	363,742	365,109
	Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	1,252,668	1,289,074
	Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	731,280	759,730
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.19%, 02/25/34	1,298,697	1,333,397
	Countrywide Alternative Loan Trust 2001-12 A7, 6.50%, 01/25/32	96,655	97,852
	Countrywide Home Loans 2001-16 1A15, 6.75%, 10/25/31	135,895	135,823
	Countrywide Home Loans 2003-18 A5, 12.67%, 07/25/33[6,7]	12,465	12,707
	CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.39%, 11/25/32	200,000	207,400
	CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	1,000,000	1,060,367
	Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.92%, 11/19/32	654,877	664,776
	Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	1,462,940	1,516,675
	Mellon Residential Funding Corp. 1998-TBC1 A3, 2.87%, 10/25/28	973,595	986,446
	Norwest Asset Securities Corp. 1999-22 A1, 6.50%, 09/25/14	16,033	16,143

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Prudential Home Mortgage Securities 1992-43 A6, 7.50%, 01/25/23	$72,650	$72,611
	Residential Accredit Loans, Inc. 1997-QS1 A11, 7.50%, 02/25/27	2,764	2,762
	Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	884,072	910,914
	Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	1,818,343	1,914,297
	Residential Asset Mortgage Products, Inc. 2004-SL A2, 8.50%, 11/25/31	1,350,000	1,446,821
	Residential Funding Mortgage Securities I 1999-S6 A1, 6.25%, 02/25/14	22,908	22,893
	Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	106,026	107,360
	Salomon Brothers Mortgage Securities VII 2003-1 A2, 6.00%, 06/25/26[4]	1,370,981	1,420,884
	Structured Asset Securities Corp. 1996-A A1, 8.51%, 04/25/27	155,568	160,789
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	163,462	171,132
	Structured Asset Securities Corp. 2002-8A 6A, 6.91%, 05/25/32	95,829	99,245
	Summit Mortgage Trust 2000-1 B1, 6.06%, 12/28/12[4]	79,746	79,998
	Washington Mutual 2002-AR10 A6, 4.82%, 10/25/32	742,964	754,039
	Washington Mutual 2002-AR18 A, 4.18%, 01/25/33	626,643	635,156
	Washington Mutual 2002-AR19 A8, 4.56%, 02/25/33	795,885	804,825
	Washington Mutual MSC Mortgage Pass-Through Certificates 2001-MS12 CB1, 6.60%, 11/25/31	118,612	120,368
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	1,381,890	1,453,360
	Wells Fargo Mortgage Backed Securities Trust 2002-D,
	1A2, 5.72%, 08/25/32	246,323	248,598
	1A4, 5.72%, 08/25/32	252,482	254,819
	2A3, 5.65%, 08/25/32	1,267,970	1,278,487
	Wells Fargo Mortgage Backed Securities Trust 2002-18 1A8, 6.00%, 12/25/32	428,925	449,856

			21,955,807

U.S. Agency Mortgage-Backed —19.77%	Fannie Mae 1988-12 A, 6.04%, 02/25/18	463,111	495,575
	Fannie Mae 1992-156 F, 2.68%, 07/25/07[7]	66,201	66,409

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 1992-50 F, 1.59%, 04/25/07[7]	$351,895	$353,598
	Fannie Mae 1992-53 G, 7.00%, 04/25/07	194,858	204,132
	Fannie Mae 1993-129 G, 6.50%, 12/25/07	295,445	296,240
	Fannie Mae 1993-166 F, 1.59%, 12/25/22[7]	30,244	30,284
	Fannie Mae 1993-225 OR, 6.50%, 09/25/23	1,505,000	1,595,946
	Fannie Mae 1993-50 PY, 5.50%, 10/25/22	266,464	269,120
	Fannie Mae 1993-80 S, 9.54%, 05/25/23[7]	43,176	46,047
	Fannie Mae 1994-10 H, 6.50%, 08/25/22	53,921	54,334
	Fannie Mae 1994-55 S, 14.54%, 12/25/23[7]	63,913	70,684
	Fannie Mae 1997-23 PB, 6.63%, 01/25/22	284,110	299,048
	Fannie Mae 1999-19 TD, 6.50%, 04/25/13	259,661	265,156
	Fannie Mae 1999-41 PD, 6.50%, 08/25/13	156,719	160,312
	Fannie Mae 2000-27 AN, 6.00%, 08/25/30	84,685	87,736
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	24,046	25,971
	Fannie Mae 2002-19 PC, 6.00%, 11/25/14	253,449	254,924
	Fannie Mae 2002-57 AB, 5.50%, 11/25/13	26,965	27,011
	Fannie Mae 2002-9 PB, 6.00%, 11/25/14	150,883	152,939
	Fannie Mae 2002-93 PA, 5.00%, 02/25/13	756,933	759,667
	Fannie Mae 2003-124,
	IO (IO), 5.25%, 03/25/31	1,724,663	214,241
	TS, 9.80%, 01/25/34[7]	743,711	816,356
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	818,205	41,481
	Fannie Mae 2003-16 KA, 6.00%, 04/25/30	40,205	40,891
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,141,814	147,504
	Fannie Mae 2003-6 UH (IO), 5.50%, 07/25/22	1,057,078	154,711
	Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	347,028	44,221
	Fannie Mae Pool 111643, 6.13%, 09/01/20[7]	69,218	70,569
	Fannie Mae Pool 190656, 6.50%, 02/01/14	1,050,349	1,111,359
	Fannie Mae Pool 303683, 6.50%, 08/01/25	45,647	48,217
	Fannie Mae Pool 523829, 8.00%, 11/01/19	1,400,724	1,519,288
	Fannie Mae Pool 555098, 5.16%, 11/01/32[7]	1,151,475	1,199,236
	Fannie Mae Pool 555177, 4.90%, 01/01/33[7]	1,066,446	1,091,595
	Fannie Mae Pool 555207, 7.00%, 11/01/17	111,736	117,800

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae Pool 567002, 8.00%, 05/01/23	$490,104	$534,250
	Fannie Mae Pool 582521, 7.00%, 05/01/31	183,073	194,341
	Fannie Mae Pool 630599, 7.00%, 05/01/32	900,790	956,208
	Fannie Mae Pool 646884, 5.60%, 05/01/32[7]	98,068	101,759
	Fannie Mae Pool 655928, 7.00%, 08/01/32	119,165	126,496
	Fannie Mae Pool 762525, 6.50%, 11/01/33	396,015	417,008
	Freddie Mac 1214 KA, 1.96%, 02/15/22[7]	66,340	66,934
	Freddie Mac 1526 L, 6.50%, 06/15/23	131,422	139,694
	Freddie Mac 1625 FC, 2.71%, 12/15/08[7]	79,062	79,671
	Freddie Mac 1662 L, 3.50%, 01/15/19[7]	45,884	46,783
	Freddie Mac 1695 EA, 7.00%, 12/15/23	76,179	78,908
	Freddie Mac 1702 TJ, 7.00%, 04/15/13	350,000	380,693
	Freddie Mac 2043 CJ, 6.50%, 04/15/28	318,793	335,471
	Freddie Mac 2066,
	PD, 6.25%, 12/15/26	3,461	3,472
	PJ (IO), 6.50%, 12/15/26	147,454	849
	Freddie Mac 2161 PG, 6.00%, 04/15/28	128,927	131,973
	Freddie Mac 2382 DA, 5.50%, 10/15/30	1,595,192	1,655,809
	Freddie Mac 2419 VG, 6.50%, 12/15/12	116,412	120,423
	Freddie Mac 2451 SP, 14.54%, 05/15/09[7]	34,804	39,679
	Freddie Mac 2506 KH, 4.50%, 02/15/26	102,174	102,248
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	170,000	17,608
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,539,602	186,866
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	144,745	22,672
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	200,000	35,211
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	149,648	29,161
	Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	1,156,158	155,535
	Freddie Mac 2691 ZK, 5.00%, 11/15/31	891,118	894,594
	Freddie Mac 2693 ZH, 4.50%, 10/15/18	798,176	799,274
	Freddie Mac 2695,
	KZ, 4.50%, 10/15/18	449,339	451,858
	NZ, 4.00%, 10/15/18	1,444,276	1,451,777
	Freddie Mac 2718 ZC, 4.50%, 12/15/18	1,369,489	1,376,371
	Freddie Mac Gold C90474, 7.00%, 08/01/21	1,038,609	1,103,195
	Freddie Mac Gold G30100, 7.00%, 02/01/18	1,523,128	1,620,560

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac Gold P50019, 7.00%, 07/01/24	$59,619	$62,852
	Freddie Mac Pool 390381, 3.15%, 02/01/37[7]	952,913	972,140
	Freddie Mac Pool 775554, 4.66%, 10/01/18[7]	20,008	20,452
	Freddie Mac Pool 865369, 5.81%, 06/01/22[7]	18,335	18,819
	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[7]	6,861,837	12,939
	Government National Mortgage Association 2001-15 AN, 6.38%, 10/20/29	140,002	141,535
	Government National Mortgage Association 2002-32 WS (IO), 6.96%, 03/20/30[7]	197,697	2,173
	Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	470,000	40,580
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	229,697	28,623
	Government National Mortgage Association 2003-34 CI (IO), 6.00%, 02/20/32	44,876	163
	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	235,000	42,173
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	23,157
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	570,000	57,855
	Government National Mortgage Association 2003-86 ZA, 5.00%, 04/20/32	1,098,425	1,103,752
	Government National Mortgage Association Pool 80546, 3.00%, 10/20/31	454,422	454,569

			28,771,735

	Total Mortgage-Backed (Cost $50,545,501)		50,802,987

	Total Bonds (Cost $114,351,000)		114,963,626

SHORT TERM INVESTMENTS 16.96%
Commercial Paper—3.63%	The Coca-Cola Co., 0.99%[5], 04/22/04	2,055,000	2,053,813
	General Electric Capital Corp., 1.02%[5], 04/14/04	1,000,000	999,632
	National Rural Utilities, 1.02%[5], 04/27/04	2,225,000	2,223,361

			5,276,806

Money Market RIC —2.48%	J.P. Morgan Institutional Prime Money Market	3,613,000	3,613,000

	Issues	Principal Amount	Value

Short Term Investments (continued) U.S. Agency Discount Notes —10.85%	Federal Home Loan Bank,
	0.98%[5], 04/16/04	$1,500,000	$1,499,388
	0.98%[5], 04/28/04	1,000,000	999,269
	Freddie Mac,
	0.97%[5], 04/06/04	2,707,000	2,706,635
	0.97%[5], 04/07/04	2,195,000	2,194,645
	0.97%[5], 04/13/04	5,600,000	5,598,189
	0.97%[5], 04/19/04	2,000,000	1,999,030
	0.99%[5], 05/03/04	800,000	799,296

			15,796,452

	Total Short Term Investments (Cost $24,686,258)		24,686,258

	Total Investments—95.93% (Cost $139,037,258)[1]		139,649,884

	Cash and Other Assets, Less Liabilities—4.07%		5,931,423

	Net Assets—100.00%		$145,581,307

Notes:

[1]	Cost for Federal income tax purposes is $139,037,258 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,065,068
Gross unrealized depreciation	(452,442)

Net unrealized appreciation	$612,626

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2004 was $5,706,483 representing 3.92% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/03/03	Amortizing Residential Collateral Trust 2002-BC3 AIO (IO), 6.00%, 05/25/05	$16,242	$16,647	0.01%
12/03/03	Amortizing Residential Collateral Trust 2002-BC4 AIO (IO), 6.00%, 06/25/04	6,014	6,188	0.00%
12/17/03	Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05	104,289	104,917	0.07%
06/30/03	Countrywide Home Loans 2003-18 A5, 12.67%, 07/25/33	12,685	12,707	0.01%
08/07/03	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	24,733	29,520	0.02%
12/03/03	Structured Asset Investment Loan Trust 2003-BC6 AIO (IO), 6.00%, 01/25/05	29,716	27,028	0.02%

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/03/03	Structured Asset Investment Loan Trust 2003-BC10 AIO (IO), 6.00%, 03/25/05	$9,596	$14,679	0.01%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	23,491	25,705	0.02%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	49,688	65,283	0.05%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	245,584	247,451	0.17%
02/12/04	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34	910,809	933,900	0.64%

		$1,432,847	$1,484,025	1.02%

[7]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Issues	Principal Amount	Value

BONDS 85.48%
ASSET-BACKED SECURITIES—34.29%[3]

Aames Mortgage Trust 2000-2 A4F, 7.32%, 03/25/27	$1,046,596	$1,059,851
Aerofreighter Finance Trust A A, 7.85%, 12/15/09[4]	964,645	966,461
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 2.94%, 06/15/06[6,8]	948,593	270,444
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 06/15/33	8,199,191	8,293,153
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	565,339	565,680
ARC Net Interest Margin Trust 2002-2 A, 7.75%, 05/27/32[4]	785,233	778,853
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	316,883	317,422
ARG Funding Corp. 2003-1A B, 2.84%, 03/20/07[4,8]	7,000,000	7,014,388
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,543,322
Castle Trust 2003-1AW A1, 1.84%, 05/15/27[4,8]	5,515,298	5,524,123
Chase Funding Loan Acquisition Trust 2001-AD1 1A4, 5.39%, 05/25/28	3,019,222	3,044,179
CitiFinancial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	624,485	624,929
Conseco Finance 1999-H BF1, 10.00%, 11/15/29	6,891,919	7,417,290
Conseco Finance 2000-B BF1, 9.44%, 02/15/31	1,840,813	1,857,783
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	3,000,000	3,108,745
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,500,000	1,687,006
Conseco Finance 2002-A A4, 6.32%, 04/15/32	9,000,000	9,233,920
Conseco Finance Securitizations Corp. 2000-1 A4, 7.62%, 05/01/31	1,516,407	1,573,492
Conseco Finance Securitizations Corp. 2000-4 A4, 7.73%, 04/01/31	1,715,000	1,756,166
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	7,300,000	7,611,020
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	2,250,000	2,327,804
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	23,400,000	1,372,223
Delta Funding Home Equity Loan Trust 1996-2 A5, 8.01%, 10/25/27	1,813,760	1,927,840

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	$4,047,057	$4,254,093
	Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	5,550,000	5,857,801
	Falcon Franchise Loan LLC 1999-1 D, 8.40%, 07/05/13[4]	437,500	458,196
	First Alliance Mortgage Loan Trust 1994-3 AI, 7.83%, 10/25/25	26,855	26,814
	First City Capital Home Equity Funding Corp. 1998-1 A4, 7.47%, 06/25/28[4]	634,020	633,629
	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	262,408	244,066
	GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	1,870,186	1,876,124
	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	2,061,517	2,216,825
	Green Tree Financial Corp. 1995-10,
	A6, 7.05%, 02/15/27	3,130,627	3,301,367
	B1, 7.05%, 02/15/27[6]	3,526,781	2,783,399
	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	311,905	315,574
	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	7,000,000	3,994,375
	Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	4,000,000	4,060,590
	Green Tree Home Improvement Loan Trust 1998-B,
	HEB2, 8.49%, 11/15/29	5,000,000	3,743,125
	HEM2, 7.33%, 11/15/29	6,750,000	6,932,857
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	2,333,908	2,339,311
	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	610,814	610,331
	Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	5,930,000	6,534,119
	Lehman ABS Manufactured Housing Contract 2001-B,
	AIO2 (IO), 1.10%, 10/15/05[6]	381,500,000	5,144,146
	AIOC (IO), 0.15%, 05/15/41[6,8]	567,989,548	7,441,799
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	3,934,688	4,106,593
	Metris Master Trust 2000-3 A, 1.35%, 09/21/09[8]	8,970,000	8,845,063
	Metris Master Trust 2001-3 A, 1.32%, 07/21/08[8]	5,235,000	5,225,527
	Newbury Funding CBO Ltd. 2000-1 A3, 3.87%, 02/15/30[4,8]	6,800,000	6,120,680
	North Street 2000-1A C, 2.87%, 04/28/11[4,6,8]	3,500,000	1,575,350

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Novastar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	$1,785,805	$1,790,890
	Oakwood Mortgage Investors, Inc. 2001-C A4, 7.41%, 12/15/30	2,800,000	2,153,813
	Oakwood Mortgage Investors, Inc. 2002-B,
	A1, 1.32%, 05/15/13[8]	2,372,034	2,321,794
	AIO (IO), 6.00%, 05/15/10[6]	20,847,039	4,341,229
	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	8,806,150	2,347,385
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	2,058,091	2,157,056
	Residential Funding Mortgage Securities I 2000-HI1 AII, 8.11%, 02/25/25	60,386	61,168
	Structured Asset Securities Corp. 1999-BC1 M2, 2.39%, 01/25/29[8]	2,485,677	2,494,222
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	2,496,319	2,673,403
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	6,472,800	1,120,442
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	11,934,138	2,029,997
	Terwin Mortgage Trust 2004-1HE A1, 1.60%, 02/25/34[4,8]	4,502,021	4,508,099

	Total Asset-Backed Securities (Cost $199,998,654)		191,517,346

CORPORATES—31.27%[2]
Automotive —4.82%	Ford Motor Credit Co.,
	6.50%, 02/15/06	6,050,000	6,408,275
	6.50%, 01/25/07	1,000,000	1,068,891
	1.31%, 03/13/07[8] (EMTN)	6,670,000	6,458,834
	General Motors Acceptance Corp.,
	4.50%, 07/15/06	6,100,000	6,306,857
	2.02%, 01/16/07[8] (MTN)	980,000	972,958
	4.38%, 12/10/07 (MTN)	4,560,000	4,661,971
	5.85%, 01/14/09	1,000,000	1,062,743

			26,940,529

Banking—1.02%	Christiana Bank, 1.50%, 11/29/49[8]	500,000	391,069
	Citicorp Lease, 7.22%, 06/15/05[4]	3,705,081	3,942,317
	J.P. Morgan Chase & Co., 8.55%, 07/23/13[8] (MTN)	1,500,000	1,392,121

			5,725,507

Communications —4.54%	Jones Intercable, Inc., 8.88%, 04/01/07	1,153,000	1,167,323
	Qwest Capital Funding, 7.75%, 08/15/06	7,250,000	7,322,500
	Qwest Corp., 6.63%, 09/15/05	1,000,000	1,035,000

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications (continued)	Sprint Capital Corp., 6.90%, 05/01/19	$2,350,000	$2,575,678
	Worldcom, Inc.,
	7.88%, 05/15/03[7]	16,700,000	5,678,000
	6.50%, 05/15/04[7]	22,255,000	7,566,700

			25,345,201

Electric—8.61%	Centerpoint Eneregy Resources Corp., 7.88%, 04/01/13	4,800,000	5,567,064
	DPL Inc., 8.25%, 03/01/07	8,680,000	9,200,800
	Georgia Power Capital Trust VI, 4.88%, 11/01/42[8]	10,860,000	11,505,725
	Pacific Gas & Electric Co., 1.81%, 04/03/06[8]	5,984,000	5,987,483
	Pinnacle West Capital Corp., 1.93%, 11/01/05[8]	5,300,000	5,305,470
	Power Contract Financing, 5.20%, 02/01/06[4]	4,752,062	4,854,754
	Tristate Generation & Transmission Association, 6.04%, 01/31/18[4]	5,365,000	5,688,214

			48,109,510

Energy—1.11%	Noble Affiliates, Inc./Atlantic Meth, 8.95%, 12/15/04[4]	6,000,000	6,174,252

Finance—1.49%	Capital One Bank, 8.25%, 06/15/05	2,350,000	2,524,694
	FINOVA Group Inc., 7.50%, 11/15/09	5,422,000	3,375,195
	MBNA America Bank NA,
	1.55%, 05/12/04[4,8]	900,000	900,238
	1.41%, 06/10/04[8]	1,500,000	1,500,426

			8,300,553

Insurance—2.46%	Fairfax Financial Holdings, 7.38%, 03/15/06	7,000,000	7,420,000
	Odyssey Re Holdings Corp., 7.65%, 11/01/13	5,400,000	6,085,400
	Royal & Sun Alliance Insurance Group plc, 8.95%, 10/15/29	195,000	207,159

			13,712,559

Natural Gas —0.54%	Sempra Energy, 6.80%, 07/01/04	3,000,000	3,038,511

Real Estate Investment Trust (REIT)—0.82%	Colonial Realty LP, 7.00%, 07/14/07	4,064,000	4,575,471

Secured Assets —1.08%	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	6,000,000	6,028,128

Transportation —4.78%	Air 2 US A, 8.03%, 10/01/19[4]	2,470,969	2,244,369
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	1,296,000	1,329,540
	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,460,538	3,452,808
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	7,753,069	7,641,750
	Delta Air Lines, Inc. 2001-1,
	A1, 6.62%, 03/18/11	533,560	527,754
	A2, 7.11%, 03/18/13	1,400,000	1,394,794
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,325,959	2,273,324

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation (continued)	United Air Lines 1997-1 1A, 1.34%, 03/02/49[8]	$8,533,709	$7,808,898

			26,673,237

	Total Corporates (Cost $194,826,044)		174,623,458

MORTGAGE-BACKED—17.07%[3]
Commercial Mortgage-Backed —1.00%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	3,000,000	3,147,153
	Structured Asset Securities Corp. 1995-C4 G, 8.97%, 06/25/26	2,424,755	2,439,153

			5,586,306

Non-Agency Mortgage-Backed —7.30%	Banco De Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	4,306,340	1,511,095
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	4,567,158	1,602,616
	Blackrock Capital Finance L.P. 1997-R2 AP, 7.73%, 12/25/35[4]	61,323	61,323
	Countrywide Home Loans 2003-18 A5, 12.70%, 07/25/33	1,745,070	1,778,949
	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.90%, 05/25/24[6,8]	1,674,986	4,562
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 2.99%, 01/25/26[4,6,8]	2,331,623	5,829
	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.71%, 06/25/26[6]	506,124	5,066
	DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	2,982,027	3,303,171
	Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	8,377,767	8,685,493
	Prudential Home Mortgage Securities 1995-A 2B, 8.73%, 03/28/25	102,058	102,019
	Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 03/25/34	8,750,000	9,147,854
	Residential Asset Securitization Trust 2002-A15 A3, 5.50%, 01/25/33	5,467,456	5,564,435
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	132,398	136,899
	SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	14,626	14,619
	Summit Mortgage Trust 2000-1 B1, 6.06%, 12/28/12[4]	79,746	79,998
	Washington Mutual 2002-AR18 A, 4.18%, 01/25/33	7,398,432	7,498,944
	Washington Mutual 2002-S6 A2, 6.25%, 10/25/32	1,235,975	1,238,837

			40,741,709

U.S. Agency Mortgage-Backed —8.77%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	199,296	233,163
	Fannie Mae 1997-44 SB (IO), 5.19%, 06/25/08[8]	2,664,771	157,079

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 1997-76 FS, 1.54%, 09/17/27[8]	$317,147	$318,650
	Fannie Mae 1998-40 E, 6.50%, 07/18/06	4,634,504	4,640,704
	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	2,407,045	2,462,244
	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	4,156,912	4,297,360
	Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	1,166,825
	Fannie Mae 332 2 (IO), 6.00%, 02/01/33	921,930	159,728
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	4,940,100	812,647
	Fannie Mae Pool 567002, 8.00%, 05/01/23	513,444	559,693
	Fannie Mae Pool 635055, 6.00%, 06/01/17	5,451,031	5,747,077
	Fannie Mae TBA,
	5.00%, 04/15/19	13,890,000	14,280,656
	6.50%, 04/15/34	5,190,000	5,452,744
	Freddie Mac 1164 O (IO), 9.74%, 11/15/06[8]	86,587	1,850
	Freddie Mac 2544 PI (IO), 5.50%, 08/15/16	14,000,000	380,964
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	2,969,073	360,365
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	8,780,072	1,139,659
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	9,070,677	1,420,804
	Freddie Mac Gold C46104, 6.50%, 09/01/29	176,351	185,670
	Freddie Mac Gold P50019, 7.00%, 07/01/24	491,715	518,376
	Freddie Mac Pool 786781, 4.40%, 08/01/29[8]	689,634	706,906
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	7,809,715	973,184
	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	1,085,250
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	4,729,727	480,064
	Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	9,271	10,207
	Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	29,470	32,336
	Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	18,353	20,076
	Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	68,872	75,191
	Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	147,080	155,497

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed Securities (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association Pool 80589, 5.00%, 03/20/32	$1,130,393	$1,167,786

			49,002,755

	Total Mortgage-Backed (Cost $100,975,900)		95,330,770

U.S. AGENCY SECURITIES—1.86%
U.S. Agency Securities —1.86%	Freddie Mac,
	2.00%, 11/18/05 (MTN)	2,691,000	2,701,780
	2.00%, 11/28/05 (MTN)	7,638,000	7,680,857

	Total U.S. Agency Securities (Cost $10,329,000)		10,382,637

U.S. TREASURY SECURITIES—0.99%
U.S. Treasury Notes—0.99%	U.S. Treasury Notes, 3.13%, 09/15/08	5,426,000	5,544,482

	Total U.S. Treasury Notes (Cost $5,474,340)		5,544,482

	Total Bonds (Cost $511,603,938)		477,398,693

SHORT TERM INVESTMENTS 17.11%
Commercial Paper—8.14%	Bear Stearns Co, Inc., 1.01%[5], 04/20/04	2,690,000	2,688,566
	The Coca-Cola Co., 0.99%[5], 04/22/04	5,410,000	5,406,876
	Credit Suisse First Boston NY,
	1.03%[5], 04/05/04	7,000,000	6,999,199
	1.03%[5], 04/12/04	5,715,000	5,713,201
	DaimlerChrysler NA Holdings, 1.22%[5], 04/21/04	12,715,000	12,706,382
	General Electric Capital Corp., 1.00%[5], 04/14/04	12,000,000	11,995,667

			45,509,891

Money Market RIC—3.40%	J.P. Morgan Institutional Prime Money Market	18,962,000	18,962,000

U.S. Agency Discount Notes —5.57%	Fannie Mae,
	0.97%[5], 04/06/04	10,000,000	9,998,653
	0.98%[5], 04/07/04	7,100,000	7,098,837
	0.98%[5], 05/03/04	14,000,000	13,987,804

			31,085,294

	Total Short Term Investments (Cost $95,557,185)		95,557,185

	Total Investments—102.59% (Cost $607,161,123)[1]		572,955,878

	Liabilities Less Cash and Other Assets—(2.59)%		(14,461,987)

	Net Assets—100.00%		$558,493,891

Notes:

[1]	Cost for Federal income tax purposes is $607,161,400 and net unrealized depreciation consists of:

Gross unrealized appreciation	$25,090,753
Gross unrealized depreciation	(59,296,273)

Net unrealized depreciation	$(34,205,520)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31,2004 was $81,906,897 representing 14.67% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/22/01	Aircraft Lease Portfolio Securitizacion Ltd. 1996-1 CX, 2.94%, 06/15/06	$942,332	$270,444	0.05%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	4,234,403	1,511,095	0.27%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	4,384,513	1,602,616	0.28%
08/17/01	Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	1,390,326	1,372,223	0.25%
06/26/03	Countrywide Home Loans 2003-18 A5, 12.70%, 07/25/33	1,775,908	1,778,949	0.32%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.90%, 05/25/24	202,130	4,562	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 2.99%, 01/25/26	0	5,066	0.00%
01/04/99	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.77%, 06/25/26	0	5,829	0.00%
03/14/02	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	3,217,536	2,783,399	0.50%
04/19/99	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	6,397,947	3,994,375	0.72%
05/01/02	Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 1.10%, 10/15/05	4,720,212	5,144,146	0.92%
05/03/02	Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.15%, 05/15/41	6,839,191	7,441,799	1.33%
03/14/02	North Street 2000-1A C, 2.87%, 07/30/10	3,485,019	1,575,350	0.28%

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/17/02	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	$3,984,156	$4,341,229	0.78%
03/08/00	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30	8,408,777	2,347,385	0.42%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	1,031,435	1,120,442	0.20%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	1,548,527	2,029,997	0.36%

		$52,562,412	$37,328,906	6.68%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Issues	Principal Amount	Value

BONDS 88.65%
ASSET-BACKED SECURITIES—24.81%[3]

ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 06/15/33	$532,947	$539,055
Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32[6]	1,468,750	70,684
Ameriquest Mortgage Securities, Inc. 2003-6 AF1, 1.86% 11/25/19	193,104	193,157
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	42,251	42,323
Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	400,000	414,586
Centex Home Equity 2002-D AIO (IO), 4.33%, 11/25/05[6]	902,110	43,265
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	300,000	329,699
Conseco Finance 2001-D A5, 6.19%, 11/15/32	500,000	562,335
Conseco Finance 2002-A,
A5, 7.05%, 04/15/32	500,000	573,310
B2, 6.84%, 04/15/32[4],7	259,156	250,153
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	383,917	381,110
Conseco Finance Securitizations Corp. 2001-3 A4, 6.91%, 05/01/33	80,000	75,879
GMAC Mortgage Corp. Loan Trust 2000-CL1 B, 9.00%, 06/25/26	428,105	449,116
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	3,000	2,661
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29[6]	800,000	160,500
Green Tree Home Imporvement Loan Trust 1995-C B2, 7.60%, 07/15/20	620	621
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	198,911	202,909
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	336,303	348,627
Metris Master Trust 2000-3 A, 1.35%, 09/21/09[7]	300,000	295,822
Metris Master Trust 2001-2 A, 1.41%, 11/20/09[7]	100,000	97,781
Metris Master Trust 2001-4A A, 1.44%, 08/20/08[7]	600,000	598,798
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	316,558	330,173
Oakwood Mortgage Investors, Inc. 2001-D,
A2, 5.26%, 01/15/19	410,505	346,511
A3, 5.90%, 09/15/22	400,000	322,542
Oakwood Mortgage Investors, Inc. 2002-B A1, 1.32%, 05/15/13[7]	263,559	257,977
Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	500,000	526,808
Residential Asset Mortgage Products, Inc. 2003-RS2 AI5, 5.49%, 03/25/33	600,000	641,011

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Residential Asset Mortgage Products, Inc. 2003-RS4 AI2, 2.30%, 07/25/24	$500,000	$502,274
	Terwin Mortgage Trust 2004-1HE A1, 1.60%, 02/25/34[4,7]	356,988	357,470
	UCFC Home Equity Loan 1998-D,
	BF1, 8.97%, 04/15/30	408,775	428,479
	MF1, 6.91%, 04/15/30	500,000	528,322

	Total Asset-Backed Securities (Cost $9,671,351)		9,873,958

CORPORATES—27.80%[2]
Automotive —4.70%	Ford Motor Co., 7.45%, 07/16/31	500,000	500,788
	Ford Motor Credit Co.,
	1.56%, 07/18/05[7] (MTN)	2,000	1,989
	7.38%, 10/28/09	180,000	197,803
	7.88%, 06/15/10	60,000	67,221
	7.38%, 02/01/11	150,000	163,805
	General Motors Acceptance Corp., 8.00%, 11/01/31	320,000	355,238
	General Motors Corp., 8.38%, 07/15/33	515,000	585,923

			1,872,767

Capital Goods —1.45%	Tyco International Group SA,
	5.88%, 11/01/04	200,000	204,573
	6.38%, 02/15/06	350,000	372,808

			577,381

Communications —4.51%	AT&T Wireless Services, Inc., 8.13%, 05/01/12	65,000	79,324
	Citizens Communications, 8.50%, 05/15/06	38,000	41,780
	CSC Holdings, Inc., 7.63%, 04/01/11	312,000	330,720
	Nextel Communications, 5.25%, 01/15/10	379,000	382,790
	Qwest Corp., 5.63%, 11/15/08	489,000	490,222
	Sprint Capital Corp., 6.88%, 11/15/28	450,000	469,011

			1,793,847

Electric—8.72%	Calpine Corp., 6.87%, 07/15/07[4,7]	696,500	656,451
	Centerpoint Energy Resources Corp., 7.88%, 04/01/13	318,000	368,818
	DPL Inc.,
	6.82%, 04/06/04	500,000	500,500
	8.25%, 03/01/07	315,000	333,900
	Pacific Gas & Electric Co., 1.81%, 04/03/06[7]	425,000	425,247
	Power Contract Financing, 5.20%, 02/01/06[4]	320,413	327,337
	Southern Cal Edison, 8.00%, 02/15/07	150,000	172,214
	Tristate Generation & Transmission Association, 6.04%, 01/31/18[4]	350,000	371,086
	Westar Energy, Inc., 7.65%, 04/15/23	303,000	314,256

			3,469,809

Finance—1.15%	Capital One Bank, 6.50%, 06/13/13	421,000	458,768

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Insurance—2.04%	Farmers Exchange Capital, 7.05%, 07/15/28[4]	$410,000	$416,934
	Odyssey Re Holdings, 7.65%, 11/01/13	350,000	394,424

			811,358

Natural Gas —0.65%	El Paso Corp., 7.00%, 05/15/11	300,000	258,750

Real Estate Investment Trust (REIT)—0.73%	Developers Diversified Realty (MTN), 6.84%, 12/16/04	280,000	288,782

Transportation — 3.85%	Air 2 US A, 8.03%, 10/01/19[4]	252,055	228,941
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	111,237
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	20,518
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	24,941	24,312
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	101,372	95,182
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	335,791	323,020
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	84,419	83,207
	Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	263,939	267,975
	Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11	155,539	154,525
	Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	10,000	9,963
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	171,435	167,556
	United Air Lines 2000-2,
	A1, 7.03%, 04/01/12	31,361	28,460
	A2, 7.19%, 10/01/12	19,632	17,816

			1,532,712

	Total Corporates (Cost $10,250,856)		11,064,174

MORTGAGE-BACKED—18.53%[3]
Non-Agency Mortgage-Backed —7.88%	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	104,707	106,519
	Bank of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	603,462	611,406
	Countrywide Alternative Loan Trust 2001-12 A7, 6.50%, 01/25/32	531,604	538,187
	Residential Asset Mortgage Products, Inc. 2003-Sl1 A41, 8.00%, 04/25/31	646,522	680,639
	Residential Asset Mortgage Products, Inc. 2004-Sl1 A7, 7.00%, 03/25/34	675,000	705,692
	Structured Asset Securities Corp. 1996-CFL F, 7.75%, 02/25/28[4]	43,845	44,254
	Washington Mutual 2002-AR18 A, 4.18%, 01/25/33	442,693	448,707

			3,135,404

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed —10.65%	Fannie Mae 1993-225 SG, 22.89%, 12/25/13[7]	$482,031	$572,411
	Fannie Mae 1993-80 S, 9.54%, 05/25/23[7]	134,924	143,898
	Fannie Mae 1994-55 S, 14.54%, 12/25/23[7]	255,650	282,736
	Fannie Mae 2002-85 MI (IO), 5.50%, 01/25/22	475,000	17,048
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	770,076	39,041
	Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	618,298	75,603
	Fannie Mae 332 2 (IO), 6.00%, 02/01/33	64,185	11,120
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	303,269	49,888
	Fannie Mae Pool 253974, 7.00%, 08/01/31	247,602	263,918
	Fannie Mae Pool 527247, 7.00%, 09/01/26	730	777
	Fannie Mae Pool 545646, 7.00, 09/01/26	511	544
	Fannie Mae Pool 549740, 6.50%, 10/01/27	275,048	290,605
	Fannie Mae TBA,
	5.00%, 04/15/19	1,120,000	1,151,500
	6.50%, 04/15/34	188,000	197,518
	Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	57,871	58,328
	Freddie Mac 2451 SP, 14.54%, 05/15/09[7]	250,590	285,690
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	692,821	84,090
	Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	651,307	28,851
	Freddie Mac Gold G01673, 5.50%, 04/01/34	154,000	158,259
	Freddie Mac Gold P50019, 7.00%, 07/01/24	99,933	105,351
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	882,038	109,913
	Government National Mortgage Association TBA, 4.50%, 04/15/34	320,000	313,400

			4,240,489

	Total Mortgage-Backed (Cost $7,316,744)		7,375,893

U.S. AGENCY SECURITIES—1.34%
U.S. Agency Securities—1.34%	Freddie Mac (MTN), 2.00%, 11/18/05	530,000	532,123

	Total U.S. Agency Securities (Cost $530,000)		532,123

U.S. TREASURY SECURITIES—16.17%
U.S. Treasury Bonds—1.73%	U.S. Treasury Bonds,
	11.25%, 02/15/15	109,000	179,237
	6.13%, 11/15/27	432,000	509,794

			689,031

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) U.S. Treasury Securities (continued) U.S. Treasury Notes—12.88%	U.S. Treasury Notes,
	3.50%, 01/15/11	$540,000	$670,210
	5.00%, 08/15/11	135,000	148,801
	4.88%, 02/15/12	3,946,000	4,308,697

			5,127,708

U.S. Inflation Index Notes —1.56%	U.S. Treasury Notes, 3.00%, 07/15/12	529,000	620,286

	Total U.S. Treasury Securities (Cost $6,278,850)		6,437,025

	Total Bonds (Cost $34,047,801)		35,283,173

SHORT TERM INVESTMENTS 14.97%
Commercial Paper—4.62%	Credit Suisse First Boston NY, 1.03%[5], 04/05/04	890,000	889,898
	General Electric Capital Corp., 1.02%[5], 04/14/04	950,000	949,650

			1,839,548

Money Market RIC—7.69%	Dreyfus Cash Management	1,102,000	1,102,000
	J.P. Morgan Institutional Prime Money Market	1,959,000	1,959,000

			3,061,000

U.S. Agency Discount Notes —2.66%	Federal Home Loan Bank,
	0.98%[5], 04/02/04	500,000	499,986
	0.98%[5], 04/28/04	230,000	229,832
	Freddie Mac,
	0.98%[5], 04/06/04	80,000	79,989
	0.98%[5], 04/20/04	250,000	249,871

			1,059,678

	Total Short Term Investments (Cost $5,960,226)		5,960,226

	Total Investments—103.62% (Cost $40,008,027)[1]		41,243,399

	Liabilities Less Cash and Other Assets—(3.62)%		(1,440,641)

	Net Assets—100.00%		$39,802,758

Notes:

[1]	Cost for Federal income tax purposes is $40,045,070 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,754,321
Gross unrealized depreciation	(555,992)

Net unrealized appreciation	$1,198,329

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2004 was $3,627,595 representing 9.11% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA

08/13/02	Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32	$69,831	$70,684	0.18%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.33%, 11/25/05	43,459	43,265	0.11%
11/21/02	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	235,505	160,500	0.40%
03/27/03	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	198,305	202,909	0.51%

		$547,100	$477,358	1.20%

[7]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Issues	Principal Amount	Value

BONDS 86.26%
ASSET-BACKED SECURITIES—22.70%[3]

ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,783,024
ABFS Mortgage Loan Trust 2002-2 AIO (IO), 10.00%, 06/15/33[6]	19,566,667	1,091,429
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	753,785	754,240
ARC Net Interest Margin Trust 2002-1 A, 7.75%, 01/27/32[4]	625,214	620,135
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	1,066,840	1,068,653
Bankamerica Manufactured Housing Contract Trust V 1998-2 B1, 7.93%, 12/10/25[6]	3,000,000	2,935,530
Centex Home Equity 2002-D AIO (IO), 4.33%, 11/25/05[6]	21,935,068	1,052,006
CitiFinancial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	12,126	12,135
Conseco Finance 1999-F M2, 9.30%, 10/15/30	5,000,000	5,239,898
Conseco Finance 1999-H MV2, 2.49%, 11/15/29[8]	413,871	413,105
Conseco Finance 2000-B MF1, 8.14%, 02/15/31	3,916,623	4,420,811
Conseco Finance 2001-A,
IA5, 7.06%, 03/15/32	3,040,000	3,159,804
IIA3, 7.20%, 03/15/32	2,500,000	2,555,842
IM2, 8.02%, 03/15/32	4,000,000	4,144,993
Conseco Finance 2001-C,
A4, 6.19%, 03/15/30	6,254,807	6,604,900
A5, 6.79%, 08/15/33	7,848,000	8,754,097
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	3,200,000	3,383,776
Conseco Finance Securitizations Corp. 2000-4,
A4, 7.73%, 04/01/31	9,355,000	9,579,555
A5, 7.97%, 05/01/32	6,500,000	5,529,063
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	20,200,000	21,060,631
Conseco Finance Securitizations Corp. 2001-3 A4, 6.91%, 05/01/33	4,500,000	4,268,205
Duke Funding I, Ltd. 1A B1, 8.27%, 11/10/35[4]	17,000,000	17,515,321
Embarcadero Aircraft Securitization Trust 2000-A A1, 1.57%, 08/15/25[4,8]	1,700,000	819,910
Empire Funding Home Loan Owner Trust 1997-4 A5, 7.66%, 01/25/24	5,977,095	5,975,148
Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	459,893	483,420
Falcon Franchise Loan LLC 1999-1 D, 8.40%, 07/05/13[4]	1,000,000	1,047,305
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	603,538	561,351

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	FMAC Loan Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	$9,780,026	$7,024,044
	FMAC Loan Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	22,612,836	16,747,632
	FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	5,385,000	4,316,842
	Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26[6]	2,305,000	534,472
	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27[6]	806,780	636,725
	Green Tree Financial Corp. 1997-6 A9, 7.55%, 01/15/29	78,616	86,100
	Green Tree Financial Corp. 1999-4 B1, 8.75%, 05/01/31	1,647,498	42,217
	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	257,772	260,805
	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	4,250,000	2,425,156
	Green Tree Home Improvement Loan Trust 1997-E HEB2, 7.77%, 01/15/29	2,000,000	1,920,340
	Green Tree Home Improvement Loan Trust 1998-B
	HEB2, 8.49%, 11/15/29	3,000,000	2,245,875
	HEM2, 7.33%, 11/15/29	5,000,000	5,135,449
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	3,031,163	3,038,181
	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	1,268,194	1,277,832
	IMPAC Secured Assets CMN Owner Trust 2001-2 A4, 7.37%, 04/25/32	38,199	39,007
	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	135,648	141,812
	Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	6,990,281	7,287,402
	Metris Master Trust 2000-1 A, 1.39%, 08/20/08[8]	17,275,000	17,145,733
	Metris Master Trust 2000-3 A, 1.35%, 09/21/09[8]	14,740,000	14,534,697
	Metris Master Trust 2001-3 A, 1.32%, 07/21/08[8]	5,671,000	5,660,738
	ML CBO Series 1996-PM-1, 7.87%, 12/17/06[4,6]	5,000,000	2,200,500
	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06[4,6]	6,000,000	1,140,000
	Newbury Funding CBO Ltd. 2000-1 A3, 3.87%, 02/15/30[4,8]	12,750,000	11,476,275
	North Street 2000-1A,
	C, 2.87%, 04/28/11[4,6,8]	5,500,000	2,475,550
	D1, 3.72%, 04/28/11[4,6,8]	9,000,000	2,610,900
	Novastar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	892,902	895,445
	Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	7,500,000	3,151,170
	Oakwood Mortgage Investors, Inc. 2001-D
	A3, 5.90%, 09/15/22	580,000	467,686
	A4, 6.93%, 09/15/31	2,176,000	1,732,167

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Pamco CLO 1998-1A B2, 2.48%, 05/01/10[4,6,8]	$5,250,000	$2,678,025
	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30[4,6]	3,913,845	333,291
	Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	754,177	800,769
	Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	2,500,000	1,487,890
	Prudential Structured Finance CBO 2000-1, 20.00%, 10/15/35	2,903,461	1,844,154
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	140,267	147,668
	Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	2,170,294	2,389,185
	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	9,539,000	10,050,446
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	14,825,000	15,493,121
	Residential Asset Mortgage Products, Inc. 2003-RS4 AI2 2.30% 07/25/24	80,000	80,364
	Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	4,300,000	4,515,736
	Residential Funding Mortgage Securities I 2000-HI1 AI7, 8.29%, 02/25/25	2,250,000	2,423,769
	Signature 1 CBO, 7.33%, 10/15/09[8]	2,000,000	1,920,200
	Signature 5 L.P. 5A B2, 8.41%, 10/27/12[4]	3,000,000	2,985,468
	Terwin Mortgage Trust 2004-1HE A1, 1.60%, 02/25/34[4,8]	9,916,346	9,929,733
	Triton CBO III Ltd. 1A B, 8.53%, 04/17/11[4,6]	11,818,278	6,381,870
	Van Kampen CLO II Ltd. 2A A2, 2.37%, 07/15/08[4,6,8]	11,394,503	7,915,613
	Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,411,167

	Total Asset-Backed Securities (Cost $339,002,139)		317,273,508

CORPORATES—40.75%[2]
Automotive —5.47%	Ford Motor Co., 7.45%, 07/16/31	37,930,000	37,989,740
	7.70%, 05/15/97	150,000	144,630
	General Motors Acceptance Corp.,
	6.88%, 09/15/11	1,400,000	1,521,101
	8.00%, 11/01/31	1,510,000	1,676,281
	General Motors Corp.,
	2.92%[5], 03/15/36	8,180,000	3,396,262
	8.38%, 07/15/33	27,840,000	31,673,986

			76,402,000

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Banking—0.55%	BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	$500,000	$563,406
	Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,773,684
	First Chicago NBD Institution Cap A, 7.95%, 12/01/26[4]	2,100,000	2,436,907
	J.P. Morgan Chase & Co.(MTN), 8.55%, 07/23/13[8]	2,500,000	2,320,203
	Wachovia Bank NA, 7.70%, 08/01/10[8]	500,000	535,709

			7,629,909

Capital Goods —0.78%	Tyco International Group SA, 5.80%, 08/01/06	10,310,000	10,959,798

Communications —6.48%	Citizens Communications, 8.50%, 05/15/06	1,645,000	1,808,618
	Comcast Cable Communication, 8.13%, 05/01/04	50,000	50,219
	Qwest Capital Funding, Inc.,
	6.38%, 07/15/08	15,000,000	13,425,000
	7.00%, 08/03/09	14,845,000	13,100,713
	Qwest Corp., 6.88%, 09/15/33	2,000,000	1,780,000
	Sprint Capital Corp.,
	6.00%, 01/15/07	23,000	25,008
	6.90%, 05/01/19	70,000	76,722
	6.88%, 11/15/28	14,250,000	14,852,020
	Worldcom, Inc.,
	7.55%, 04/01/04[7]	8,927,000	3,035,180
	6.50%, 05/15/04[7]	39,120,000	13,300,800
	7.88%, 05/15/04[7]	29,000,000	9,860,000
	6.25%, 08/15/04[7]	31,980,000	10,873,200
	7.38%, 01/15/05[4,7]	4,300,000	1,462,000
	7.38%, 01/15/06[4,7]	20,500,000	6,970,000

			90,619,480

Electric—7.97%	Aquila Networks Canada Term Loan, 7.25%, 07/28/04[8]	2,000,000	2,005,400
	Calpine CCFC I Term Loan, 7.50%, 08/26/09[8]	7,766,100	8,204,496
	Calpine Corp., 6.87%, 07/15/07[4,8]	9,332,105	8,795,509
	Calpine Generating Co., 7.00%, 04/01/10[4,8]	26,000,000	24,895,000
	Centerpoint Energy Term Loan, 12.75%, 11/11/05[8]	12,500,000	14,377,500
	DPL Inc.,
	6.82%, 04/06/04	22,500,000	22,522,500
	8.25%, 03/01/07	10,000	10,600
	East Coast Power LLC,
	7.07%, 03/31/12	1,304,424	1,321,729
	7.54%, 06/30/17	2,814,510	2,852,168
	El Paso Electric Co., 9.40%, 05/01/11	1,300,000	1,523,142
	GWF Energy LLC, 6.13%, 12/30/11[4]	6,755,377	6,992,869
	Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	1,054,703
	Pacific Gas & Electric Co.,
	1.81%, 04/03/06	1,558,000	1,558,907
	6.05%, 03/01/34	14,300,000	14,523,895

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Electric (continued)	Potomac Electric Power Co., 5.86%, 10/15/08	$125,000	$138,151
	Southern Cal Edison, 8.00%, 02/15/07	500,000	574,048
	Westar Energy, Inc., 7.65%, 04/15/23	53,000	54,969

			111,405,586

Energy—0.30%	Noble Affiliates, Inc./Atlantic Meth, 8.95%, 12/15/04[4]	4,000,000	4,116,168

Finance—2.57%	Capital One Bank, 6.50%, 06/13/13	17,280,000	18,830,189
	FINOVA Group Inc., 7.50%, 11/15/09	20,087,000	12,504,158
	MBNA America Bank NA,
	1.55%, 05/12/04[4,8]	100,000	100,026
	1.41%, 06/10/04[8]	4,500,000	4,501,278

			35,935,651

Insurance—3.98%	Corporate-Backed Trust Certificates RSA 2001-12 A-2 (IO), 1.25%, 10/15/29[6]	60,000,000	7,530,960
	Farmers Exchance Capital,
	7.05%, 07/15/28[4]	8,544,000	8,688,488
	7.20%, 07/15/48[4]	2,000,000	1,990,596
	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	12,940,000	15,270,753
	Royal & Sun Alliance Insurance Group plc, 8.95%, 10/15/29	7,270,000	7,723,314
	TIG Holdings, Inc.,
	8.13%, 04/15/05	3,300,000	3,465,000
	8.60%, 01/15/27[4]	12,500,000	10,937,500

			55,606,611

Natural Gas —0.07%	Sempra Energy, 6.80%, 07/01/04	1,000,000	1,012,837

Real Estate Investment Trust (REIT)—1.12%	Developers Diversified Realty (MTN), 6.84%, 12/16/04	500,000	515,682
	Highwoods Properties Inc., 7.19%, 06/15/04[4]	1,700,000	1,710,397
	Highwoods Realty LP, 7.50%, 04/15/18	7,267,000	8,166,967
	JDN Realty Corp., 6.80%, 08/01/04	1,220,000	1,236,082
	Simon Property Group LP, 6.75%, 07/15/04	1,000,000	1,014,377
	United Dominion Realty Trust, Inc. (MTN), 7.73%, 04/05/05	2,800,000	2,939,507

			15,583,012

Secured Assets —2.18%	Aeltus CBO II, 7.98%, 08/06/09[4,6]	6,323,311	3,060,881
	Century Funding Ltd. 1A C, 10.00%, 02/15/11[4,6]	2,565,644	430,148
	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	16,895,000	16,974,204
	Ingress I Ltd. C-A, 8.01%, 03/30/40[4]	11,250,000	7,765,875
	Magnus Funding Ltd. 1A B, 2.39%, 06/15/11[4,6,8]	4,379,661	832,573
	Magnus Funding Ltd. 1A C, 10.28%, 06/15/11[4,6]	6,794,147	1,461,808

			30,525,489

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation —9.28%	Air 2 US A, 8.03%, 10/01/20[4]	$27,796,339	$25,247,276
	Air 2 US B, 8.63%, 10/01/20[4,6]	11,736,637	7,367,850
	American Airlines, Inc. 1994 A4, 9.78%, 11/26/11	6,173,626	5,183,222
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,806,850
	American Airlines, Inc. 2001-1 A2, 6.82%, 11/23/12	9,173,000	8,462,092
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	3,000,000	3,077,639
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	2,415,077	2,354,205
	Continental Airlines, Inc. 1997-3 A, 7.16%, 09/24/14	738,310	727,421
	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	1,911,416	1,907,147
	Continental Airlines, Inc. 1998-1 A, 6.65%, 03/15/19	4,897,508	4,794,801
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	943,414	907,533
	Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	11,492,923	11,675,981
	Continental Airlines, Inc. 2000-1 A2, 7.92%, 11/01/11	2,000,000	2,040,510
	Continental Airlines, Inc. 2000-2,
	A1, 7.71%, 10/02/22	1,737,909	1,765,596
	A2, 7.49%, 04/02/12	2,000,000	2,040,731
	Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	1,741,456	1,715,115
	Delta Air Lines, Inc. 2000-1,
	A1, 7.38%, 11/18/11	6,384,869	6,343,243
	A2, 7.57%, 05/18/12	4,575,000	4,558,587
	Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	7,455,000	7,427,276
	Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	8,660	8,979
	United Air Lines, Inc., 1.34%, 12/31/04[4,8]	4,096,181	3,748,271
	United Air Lines 1997-1 1A, 1.34%, 03/02/49[8]	12,800,563	11,713,347
	United Air Lines 2000-2 A1, 7.03%, 04/01/12	7,840	7,115
	United Air Lines 2001-1 A1, 6.07%, 09/01/14	9,759,880	8,816,700

			129,697,487

	Total Corporates (Cost $591,863,985)		569,494,028

MORTGAGE-BACKED—14.11%[3]
Commercial Mortgage-Backed —3.48%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	22,250,000	23,341,385
	GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.58%, 05/15/35[6]	257,464,647	7,177,831
	LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	18,067,896

			48,587,112

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed —1.21%	Banco De Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	$4,921,532	$1,726,965
	Bear Stearns Structured Products, Inc. 1999-1,
	C, 6.33%, 11/30/13[4]	644,620	654,957
	D, 6.33%, 11/30/13[4]	379,899	376,575
	E, 6.55%, 11/30/13[4]	188,395	175,119
	BHN Mortgage Fund 1997-2
	A1, 2.38%, 05/31/17[4,6,8]	3,810,567	1,194,232
	A2, 7.54%, 05/31/17[4,6]	7,201,957	2,257,093
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	3,044,772	1,068,410
	Blackrock Capital Finance LLC 1997-R2 AP, 7.73%, 12/25/35[4]	15,331	15,331
	Chase Mortgage Finance Corp. 2002-A1 1A2, 6.00%, 12/25/29	15,815	15,868
	Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,610,970	3,818,226
	Countrywide Home Loans 2003-18 A5, 12.67%, 07/25/33[6,8]	3,681,645	3,753,120
	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.76%, 04/25/24[4,6]	1,146,212	1,433
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.78%, 06/25/24[4,6]	237,931	297
	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.90%, 05/25/24[6]	269,582	734
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.88%, 11/25/25[6]	2,161,443	2,702
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 2.99%, 01/25/26[4,6]	2,023,314	5,058
	DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.03%, 03/25/26[6]	1,392,752	1,755
	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.71%, 06/25/26[6]	1,403,827	14,052
	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	668,451	39,760
	Ocwen Residential MBS Corp. 1998-R2 AP, 6.51%, 11/25/34[4]	178,206	178,205
	Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	250,413	254,505
	Residential Funding Mortgage Securities I 1993-S42 A10, 8.30%, 10/25/08[8]	29,197	29,614
	Ryland Mortgage Securities Corp. 1994-5 M3, 3.80%, 10/25/23	656,426	581,159
	Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	384,627	389,124
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	17,308	18,120
	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 15.40%, 12/25/22[6]	21,590	4,668
	Summit Mortgage Trust 2000-1 B1, 6.06%, 12/28/12[4]	344,899	345,991

			16,923,073

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed —9.42%	Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	$18,491	$18,602
	Fannie Mae 1989-27 Y, 6.90%, 06/25/19	5,421	5,783
	Fannie Mae 1989-69 G, 7.60%, 10/25/19	3,521	3,828
	Fannie Mae 1992-123 Z, 7.50%, 07/25/22	22,092	24,000
	Fannie Mae 1992-83 Z, 7.00%, 06/25/22	188,472	199,044
	Fannie Mae 1993-132 D (PO), 6.42%[5], 10/25/22	1,268,738	1,130,701
	Fannie Mae 1997-34 SA, 10.04%, 10/25/23	107,575	134,844
	Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	3,563,689	81,827
	Fannie Mae 1993-29 PK, 7.00%, 03/25/23	202,000	223,161
	Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	142,172
	Fannie Mae 1997-44 SB (IO), 5.19%, 06/25/08[8]	932,670	54,978
	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	51,961	53,717
	Fannie Mae 2003-52 SV, 15.38%, 05/25/31[8]	7,188,235	8,433,301
	Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	18,558,526	2,269,273
	Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	22,238,970	2,387,476
	Fannie Mae 332 2 (IO), 6.00%, 02/01/33	2,590,740	448,857
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	13,710,971	2,255,456
	Fannie Mae G92-36 Z, 7.00%, 07/25/22	3,767	4,079
	Fannie Mae Pool 233672, 3.58%, 09/01/23[8]	44,660	45,567
	Fannie Mae Pool 254232, 6.50%, 03/01/22	46,287	48,774
	Fannie Mae Pool 308798, 3.59%, 04/01/25[8]	22,531	22,875
	Fannie Mae Pool 312155, 3.30%, 03/01/25[8]	43,505	44,244
	Fannie Mae Pool 633698, 7.50%, 02/01/31	40,768	43,747
	Fannie Mae Pool 655928, 7.00%, 08/01/32	62,718	66,577
	Fannie Mae TBA,
	5.00%, 04/15/19	36,900,000	37,937,813
	6.50%, 04/15/34	6,839,000	7,185,224
	Freddie Mac 1004 H, 7.95%, 10/15/20	5,316	5,316
	Freddie Mac 1073 G, 7.00%, 05/15/21	13,264	13,319
	Freddie Mac 1164 O (IO), 9.74%, 11/15/06[8]	86,587	1,850
	Freddie Mac 1200 Z, 7.00%, 02/15/22	21,602	22,325
	Freddie Mac 1311 K, 7.00%, 07/15/22	32,693	33,626
	Freddie Mac 1502 PZ, 7.00%, 08/15/22	12,638	12,672
	Freddie Mac 1515 SA, 8.61%, 05/15/08[8]	53,103	60,191
	Freddie Mac 1611 I, 6.00%, 02/15/23	32,828	33,371

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 165 K, 6.50%, 09/15/21	$3,276	$3,279
	Freddie Mac 1980 Z, 7.00%, 07/15/27	1,863,029	1,988,324
	Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	759,555
	Freddie Mac 2265 PB, 7.50%, 12/15/29	1,143,138	1,144,216
	Freddie Mac 2295 PE, 6.50%, 02/15/30	1,522,147	1,534,922
	Freddie Mac 2312 JA, 6.50%, 02/15/30	310,342	315,710
	Freddie Mac 2316 PB, 6.50%, 09/15/30	4,399,689	4,506,545
	Freddie Mac 2448 D, 5.50%, 05/15/12	23,919	24,065
	Freddie Mac 2539 IG (IO), 5.50%, 03/15/21	19,895,474	480,404
	Freddie Mac 2543 IE (IO), 5.50%, 08/15/21	10,988,138	378,259
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	23,422,966	3,040,317
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	24,703,120	3,869,423
	Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	17,902,020	2,335,711
	Freddie Mac Gold C46104, 6.50%, 09/01/29	381,727	401,899
	Freddie Mac Gold C90573, 6.50%, 08/01/22	1,951,690	2,057,142
	Freddie Mac Gold G01601, 4.00%, 09/01/33	48,805	45,956
	Freddie Mac Gold G01673, 5.50%, 04/01/34	5,532,525	5,685,533
	Freddie Mac Gold P50019, 7.00%, 07/01/24	4,106,903	4,329,575
	Government National Mortgage Association 2000-22 SG (IO), 9.71%, 05/16/30[8]	9,092,013	1,726,851
	Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	2,330,546	2,405,450
	Government National Mortgage Association 2002-69 SB (IO), 5.56%, 06/20/28[8]	27,472,788	1,196,138
	Government National Mortgage Association 2003-1 SG (IO), 6.56%, 03/20/29[8]	18,727,587	447,307
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	20,793,888	2,591,168
	Government National Mortgage Association TBA, 4.50%, 04/15/34	27,545,000	26,976,884

			131,693,223

	Total Mortgage-Backed (Cost $199,229,931)		197,203,408

	Issues	Principal Amount	Value

U.S. AGENCY SECURITIES—1.14%
Foreign Sovereign —1.14%	Indonesia Aid, 9.30%, 07/01/20	$12,086,250	$15,910,472

	Total U.S. Agency Securities (Cost $16,196,269)		15,910,472

U.S. TREASURY SECURITIES—7.56%
U.S. Inflation Index Notes —1.88% U.S. Treasury Bonds—3.94%	U.S. Treasury Notes, 3.50%, 01/15/11	21,145,000	26,243,688

	U.S. Principal Strip,
	5.86%[5], 08/15/28	3,439,000	979,482
	5.36%[5], 11/15/28	9,862,000	2,786,242
	U.S. Treasury Bonds,
	5.38%, 02/15/31	19,412,000	21,165,156
	6.13%, 11/15/27	25,556,000	30,158,099

			55,088,979

U.S. Treasury Notes—1.74%	U.S. Treasury Notes, 3.00%, 07/15/12	20,745,000	24,324,833

	Total U.S. Treasury Securities (Cost $104,020,588)		105,657,500

	Total Bonds (Cost $1,250,312,912)		1,205,538,916

SHORT TERM INVESTMENTS 15.05%
Commercial Paper—8.65%	The Coca-Cola Co., 0.99%[5], 04/22/04	34,000,000	33,980,365
	Credit Suisse First Boston NY, 1.03%[5], 04/12/04	10,000,000	9,996,883
	DaimlerChrysler NA Holdings, 1.22%[5], 04/21/04	35,000,000	34,976,306
	General Electric Capital Corp., 1.01%[5], 04/27/04	20,000,000	19,985,411
	International Business Machines Corp., 0.98%[5], 04/29/04	22,000,000	21,983,231

			120,922,196

Money Market RIC—2.77%	J.P. Morgan Institutional Prime Money Market	38,625,270	38,625,270

U.S. Agency	Fannie Mae,
Discount Notes	0.97%[5], 04/01/04	18,000,000	18,000,000
—3.63%	1.02%[5], 04/07/04	13,770,000	13,767,751
	0.98%[5], 05/03/04	19,000,000	18,983,449

			50,751,200

	Total Short Term Investments (Cost $210,298,666)		210,298,666

	Total Investments—101.31% (Cost $1,460,611,578 )		1,415,837,582

	Liabilities Less Cash and Other Assets—(1.31)%		(18,274,894)

	Net Assets—100.00%		$1,397,562,688

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2004

Notes:

[1]	Cost for Federal income tax purposes is $1,462,131,880 and net unrealized depreciation consists of:

Gross unrealized appreciation	$88,011,038
Gross unrealized depreciation	(134,305,336)

Net unrealized depreciation	$(46,294,298)

[2]	Securtities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualifield institutional buyers. The market value of these securities at March 31, 2004 was $ 303,395,192 representing 21.71% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/07/02	ABFS Mortgage Loan Trust 2002-2 AIO (IO), 10.00%, 06/15/33	$754,682	$1,091,429	0.08%
08/16/00	Aeltus CBO II, 7.98%, 08/06/09	5,264,669	3,060,881	0.22%
04/18/02	Air 2 US B, 8.63%, 10/01/20	10,012,913	7,367,850	0.53%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	4,839,318	1,726,965	0.12%
09/18/02	Bankamerica Manufactured Housing Contract Trust V 1998-2 B1, 7.93%, 12/10/25	990,137	2,935,530	0.21%
08/20/00	BHN Mortgage Fund 1997-2 A1, 2.38%, 05/31/17	3,672,268	1,194,232	0.09%
09/18/00	BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17	6,850,663	2,257,093	0.16%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	2,983,963	1,068,410	0.08%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.33%, 11/25/05	1,051,229	1,052,006	0.07%
10/06/00	Century Funding, Ltd., 1A C, 10.00%, 02/15/11	2,209,126	430,148	0.03%
06/15/01	Corporate-Backed Trust Certificates RSA 2001-12 A-2 (IO), 1.25%, 10/15/29	7,310,400	7,530,960	0.54%
06/26/03	Countrywide Home Loans 2003-18 A5, 12.67%, 07/25/33	3,746,704	3,753,120	0.27%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.76%, 04/25/04	0	1,433	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.78%, 06/25/24	38,174	297	0.00%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.90%, 05/25/24	35,338	734	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.88%, 11/25/25	0	2,702	0.00%

Date of Purchase	Security	Amortized Cost	Value	% of TNA
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 2.99%, 01/25/26	$0	$5,058	0.00%
01/22/99	DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.31%, 03/25/26	0	1,755	0.00%
11/02/98	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.71%, 06/25/26	0	14,052	0.00%
02/07/01	GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.58%, 05/15/35	6,381,384	7,177,831	0.51%
01/19/01	Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26	1,620,754	534,472	0.04%
01/22/04	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	710,875	636,725	0.05%
04/19/99	Green Tree Home Improvement Loan Trust 1998-C B2, 8.06%, 07/15/29	3,968,245	2,425,156	0.17%
01/07/00	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	465,170	39,760	0.00%
04/11/00	Magnus Funding, Ltd., 1A B, 2.39%, 06/15/11	4,060,855	832,573	0.06%
11/29/00	Magnus Funding, Ltd., 1A C, 10.28%, 06/15/11	5,943,044	1,461,808	0.10%
05/23/00	ML CBO Series 1996-PM-1, 7.87%, 12/17/06	4,171,033	2,200,500	0.16%
02/09/00	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06	1,628,732	1,140,000	0.08%
05/30/00	North Street 2000-1A C, 2.87%, 04/28/11	3,947,941	2,475,550	0.18%
12/30/03	North Street 2000-1A D1, 3.72%, 04/28/11	3,298,235	2,610,900	0.19%
06/06/00	Pamco CLO 1998-1A B2, 2.47%, 05/01/10	4,264,581	2,678,025	0.19%
09/20/00	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30	3,347,722	333,291	0.02%
06/25/97	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 15.40%, 12/25/22	51,823	4,668	0.00%
07/12/00	Triton CBO III Ltd., 1A B, 8.53%, 04/17/11	11,326,045	6,381,870	0.46%
05/01/00	Van Kampen CLO II Ltd. 2A A2, 2.37%, 07/15/08	10,226,275	7,915,613	0.57%

		$115,172,298	$72,343,397	5.18%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.

(IO): Interest only

(MTN): Medium term note

(PO): Principal only

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

BONDS 96.07%
ASSET-BACKED SECURITIES—1.31%[3]

	Conseco Finance 2002-A B2, 6.84%, 04/15/32[4,8]	$28,795	$27,795
	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	62,787	63,264
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	795,644	811,636

	Total Asset-Backed Securities (Cost $878,555)		902,695

CORPORATES—89.82%[2]
Automotive —0.84%	Tenneco Automotive Inc., 10.25%, 07/15/13[4]	500,000	577,500

Basic Industry —10.11%	Equistar Chemical/Funding, 10.63%, 05/01/11	750,000	811,875
	Freeport–McMoran C & G, 10.13%, 02/01/10	500,000	570,000
	Huntsman Adv Materials, 11.00%, 07/15/10[4]	500,000	567,500
	Huntsman Co. LLC Term Loan,
	A, 5.94%, 03/31/07[8]	849,688	813,746
	B, 9.37%, 03/31/07[8]	643,305	616,093
	Ispat Inland ULC, 9.75%, 04/01/14[4]	775,000	809,875
	Nalco Company, 8.88%, 11/15/13[4]	1,150,000	1,204,625
	Oregon Steel Mills, Inc., 10.00%, 07/15/09	350,000	352,625
	Wellman Inc. Bank Loan,
	5.13%, 02/03/09[8]	500,000	505,100
	7.88%, 02/03/10[8]	750,000	727,650

			6,979,089

Capital Goods —12.85%	Anchor Glass Container Corp., 11.00%, 02/15/13	1,000,000	1,167,500
	BE Aerospace, Inc.,
	8.50%, 10/01/10	500,000	537,500
	9.50%, 11/01/08	1,250,000	1,206,250
	Crown Euro Holdings SA, 10.88%, 03/01/13	1,000,000	1,170,000
	Graham Packaging/GPC Capital, 10.75%, 01/15/09	700,000	726,250
	Invensys plc, 9.88%, 03/15/11[4]	1,300,000	1,339,000
	Tekni-Plex, Inc., 8.75%, 11/15/13[4]	1,425,000	1,425,000
	United Components Inc., 9.38%, 06/15/13	750,000	813,750
	United Rentals NA Inc., 7.75%, 11/15/13[4]	500,000	490,000

			8,875,250

Communications —21.67%	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13[4]	500,000	512,500
	Centennial Communications Corp., 8.13%, 02/01/14[4]	1,250,000	1,159,375
	Charter Communications Holdings II, 10.25%, 09/15/10[4]	1,000,000	1,035,000
	CSC Holdings, Inc., 7.63%, 04/01/11	1,250,000	1,325,000
	Fairpoint Communications, 11.88%, 03/01/10	1,000,000	1,205,000

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications (continued)	Granite Broadcasting, 9.75%, 12/01/10[4]	$1,500,000	$1,455,000
	Level 3 Financing, Inc., 10.75%, 10/15/11[4]	750,000	735,000
	Mediacom Broadband LLC, 11.00%, 07/15/13	1,000,000	1,075,000
	Qwest Communications International,
	4.63%, 02/15/09[4,8]	800,000	752,000
	7.50%, 02/15/14[4]	1,000,000	947,500
	RH Donnelly Financial Corp. I, 10.88%, 12/15/12[4]	250,000	299,375
	Rural Cellular Corp.,
	5.61%, 03/15/10[4,8]	675,000	690,188
	8.25%, 03/15/12[4]	500,000	513,750
	Worldcom, Inc.,
	6.50%, 05/15/04[7]	1,250,000	425,000
	7.88%, 05/15/04[7]	725,000	246,500
	6.25%, 08/15/04[7]	3,950,000	1,343,000
	6.40%, 08/15/05[7]	3,651,000	1,241,340

			14,960,528

Electric—18.25%	Calpine CCFC I Term Loan, 7.50%, 08/26/09[8]	1,666,650	1,760,732
	Calpine Construction Finance, 9.75%, 08/26/11[4,8]	2,000,000	2,100,000
	Calpine Corp., 6.87%, 07/15/07[4,8]	2,487,500	2,344,469
	Dynegy Holdings Inc.,
	7.62%, 07/15/08[4,8]	1,500,000	1,578,750
	9.88%, 07/15/10[4]	1,000,000	1,092,500
	Mission Energy Holding, 13.50%, 07/15/08	1,000,000	1,035,000
	NRG Energy, Inc., 8.00%, 12/15/13[4]	1,200,000	1,245,000
	Utilicorp Canada Finance, 7.75%, 06/15/11	1,500,000	1,447,500

			12,603,951

Energy—4.48%	Belden & Blake Corp., 9.88%, 06/15/07	2,000,000	1,975,000
	Hilcorp Energy/Finance, 10.50%, 09/01/10[4]	1,000,000	1,115,000

			3,090,000

Entertainment —1.54%	Cinemark Inc., 9.75%, 03/15/14[4]	725,000	452,214
	Equinox Holdings Inc., 9.00%, 12/15/09[4]	575,000	608,062

			1,060,276

Finance—1.81%	FINOVA Group Inc., 7.50%, 11/15/09	2,012,000	1,252,470

Food—2.36%	Burns Philp Capital Property/US, 10.75%, 02/15/11[4]	1,500,000	1,627,500

Gaming—0.72%	Boyd Gaming Corp., 6.75%, 04/15/14[4]	500,000	500,000

Industrial—0.79%	Blount Inc., 13.00%, 08/01/09	500,000	543,125

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Insurance —2.91%	Crum & Forster Holding Corp., 10.38%, 06/15/13[4]	$1,000,000	$1,135,000
	TIG Holdings, Inc., 8.60%, 01/15/27[4]	1,000,000	875,000

			2,010,000

Natural Gas —2.68%	Enron Corp., 10.96%[5], 02/07/21[7]	4,500,000	742,500
	Southern Star Cent Corp., 8.50%, 08/01/10	1,000,000	1,110,000

			1,852,500

Restaurants —1.05%	Denny’s Corp., 11.25%, 01/15/08	800,000	728,000

Services—0.79%	Interline Brands Inc., 11.50%, 05/15/11	500,000	542,500

Textile—1.49%	Levi Strauss & Co. Bank Loan, 10.00%, 09/30/09	997,500	1,031,781

Tobacco—1.60%	Commonwealth Brands Inc., 10.63%,09/01/08[4]	1,000,000	1,105,000

Transportation —3.88%	Air 2 US A, 8.03%, 10/01/19[4]	1,652,823	1,501,250
	Continental Airlines, Inc., 8.00%, 12/15/05	1,250,000	1,175,000

			2,676,250

	Total Corporates (Cost $59,069,713)		62,015,720

MORTGAGE-BACKED—4.94%[3]
Commercial Mortgage-Backed —1.46%	Structured Asset Securities Corp. 1995-C4 G, 8.97%, 06/25/26	1,000,000	1,005,938

Non-Agency Mortgage-Backed —0.74%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	1,466,565	514,618

U.S. Agency Mortgage-Backed —2.74%	Fannie Mae 1993-225 SG, 22.89%, 12/25/13[8]	213,684	253,749
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	2,511,992	324,509
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,360,234	306,360
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	4,824,828	755,747

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	$2,593,451	$208,238
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	367,516	45,797

			1,894,400

	Total Mortgage-Backed (Cost $3,200,785)		3,414,956

	Total Bonds (Cost $63,149,053)		66,333,371

	Total Investments—96.07% (Cost $63,149,053)[1]		66,333,371

	Cash and Other Assets, Less Liabilities—3.93%		2,712,336

	Net Assets—100.00%		$69,045,707

Notes:

[1]	Cost for Federal income tax purposes is $63,176,678 and net unrealized appreciation consists of:

Gross unrealized appreciation	$3,775,393
Gross unrealized depreciation	(618,700)

Net unrealized appreciation	$3,156,693

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2004 was $33,210,246 representing 48.10% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	$307,851	$514,618	0.74%
03/27/03	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	793,219	811,636	1.18%

		$1,101,070	$1,326,254	1.92%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.

(IO): Interest only

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2004

Issues	Principal Amount	Value

BONDS 70.93%
ASSET-BACKED SECURITIES—24.86%[3]

Advanta Mortgage Loan Trust 1997-4 M1, 7.04%, 01/25/29	$67,362	$67,721
ABFS Mortgage Loan Trust 2002-2,
A5, 6.41%, 06/15/33	145,000	153,741
A7, 5.22%, 06/15/33	379,213	383,558
Amortizing Residential Collateral Trust 2002-BC5 AIO (IO), 6.00%, 07/25/04[6]	421,091	7,938
Amortizing Residential Collateral Trust 2002-BC9 AIO (IO), 6.00%, 11/25/04[6]	1,361,182	35,306
ARC Net Interest Margin Trust 2002-1 A, 7.75%, 01/27/32[4]	52,101	51,678
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	500,000	39,531
Capital Asset Research Funding LP 1997-A 1, 6.40%, 12/15/04[4]	287,811	287,984
Chase Funding Loan Acquisition Trust 2001-AD1 1A4, 5.39%, 05/25/28	377,403	380,522
Chase Funding Net Interest Margin 2003-5A, 5.75%, 11/27/34[4]	48,452	48,428
Conseco Finance 2000-B BF1, 9.44%, 02/15/31	1,566,649	1,581,092
Conseco Finance 2001-A IIB1, 10.30%, 03/15/32	530,000	591,471
Conseco Finance 2002-A AIO (IO), 7.25%, 04/15/32[6]	476,194	8,631
Conseco Finance 2002-C,
AF3, 4.58%, 06/15/32	339,443	342,872
BF2, 8.00%, 06/15/32[4]	230,350	228,666
Conseco Finance Securitizations Corp. 2000-1 A4, 7.62%, 05/01/31	1,061,043	1,100,986
Conseco Finance Securitizations Corp. 2000-4 A4, 7.73%, 04/01/31	100,000	102,400
Conseco Finance Securitizations Corp. 2000-5 A3, 7.21%, 02/01/32	106,133	106,508
Conseco Finance Securitizations Corp. 2000-6,
A3, 6.55%, 09/01/32	7,327	7,331
A4, 6.77%, 09/01/32	950,000	982,850
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32[6]	1,176,000	61,858
Conseco Finance Securitizations Corp. 2001-3,
A2, 5.16%, 05/01/33	1,250,828	1,268,749
A3, 5.79%, 05/01/33	654,000	670,644
Conseco Finance Securitizations Corp. 2001-4 AIO (IO), 2.50%, 09/01/33[6]	1,365,000	71,799
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/32	559,364	591,073
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33[6]	238,751	69,853
Deutshe Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	277,081	294,029

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Empire Funding Home Loan Owner Trust 1997-5 M1, 7.41%, 04/25/24	$61,324	$61,248
	Equivantage Home Equity Loan Trust 1997-3 A3, 7.05%, 10/25/28	7,595	7,593
	FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	115,000	92,189
	GGP Mall Properties Trust 2001-C1A D3, 3.34%, 02/15/14[4,8]	51,700	52,559
	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	195,319	214,161
	Green Tree Financial Corp. 1998-2 A5, 6.24%, 11/01/16	195,413	200,890
	Green Tree Financial Corp. 1998-4 A7, 6.87%, 02/01/30	824,362	852,829
	Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	40,000	40,735
	Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	95,000	97,732
	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	8,092	8,375
	Green Tree Financial Corp. 1999-4 A5, 6.97%, 05/01/31	399,230	419,529
	Green Tree Financial Corp. 1999-5,
	A4, 7.33%, 03/01/30	175,000	184,186
	A5, 7.86%, 03/01/30	202,000	168,809
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	743,601	745,331
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	206,328	201,947
	Green Tree Home Improvement Loan Trust 1997-C HIM2, 7.35%, 06/15/28	145,778	146,202
	Green Tree Home Improvement Loan Trust 1998-D HEM1, 6.71%, 08/15/29	783,907	803,705
	Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	192,089	182,330
	Home Equity Asset Trust 2003-1N A, 7.00%, 07/27/33[4]	451,100	451,145
	Home Equity Asset Trust 2003-6N A, 6.50%, 03/27/34[4]	523,504	523,557
	IMC Home Equity Loan Trust 1998-3 A8, 6.34%, 08/20/29	459,592	472,846
	Indymac Manufactured Housing Contract 1997-1 A3, 6.61%, 02/25/28	2,189,735	2,258,778
	Indymac Manufactured Housing Contract 1998-2 A2, 6.17%, 12/25/11	645,079	617,659
	Metris Master Trust 2000-1 A, 1.39%, 08/20/08[8]	580,000	575,660
	Metris Master Trust 2000-3 A,
	1.32%, 07/21/08[8]	36,000	35,935
	1.35%, 09/21/09[8]	535,000	527,548
	Metris Master Trust 2001-4A A, 1.44%, 08/20/08[8]	100,000	99,800

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Mid-State Trust 11 B, 8.22%, 07/15/38	$33,621	$33,572
	Mid-State Trust 6 A4, 7.79%, 07/01/35	109,622	119,228
	New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	445,950	458,301
	Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	12,534	12,628
	Oakwood Mortgage Investors, Inc. 1998-B A4, 6.35%, 03/15/17	664,952	692,693
	Oakwood Mortgage Investors, Inc. 1999-A A2, 5.89%, 04/15/29	40,420	40,631
	Oakwood Mortgage Investors, Inc. 2000-D,
	A2, 6.74%, 07/15/18	363,708	373,935
	A4, 7.40%, 07/15/30	160,000	114,299
	Oakwood Mortgage Investors, Inc. 2001-D
	A2, 5.26%, 01/15/19	410,505	346,511
	A3, 5.90%, 09/15/22	20,000	16,127
	A4, 6.93%, 09/15/31	900,000	716,430
	Oakwood Mortgage Investors, Inc. 2002-A AIO (IO), 6.00%, 02/15/10[6]	415,709	89,248
	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	70,880	14,760
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	56,107	59,067
	Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	510,000	519,716
	Residential Asset Securities Corp. 2002-KS6 AIO (IO), 4.50%, 03/25/05[6]	162,500	4,570
	Structured Asset Investment Loan Trust 2003-BC4 AIO (IO), 6.00%, 11/25/04[6]	345,273	7,587
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	571,500	98,927
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	242,155	41,191
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	641,250	145,243
	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	3,000,000	509,400
	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	65,404	68,557

	Total Asset-Backed Securities (Cost $23,799,650)		24,063,118

CORPORATES—31.59%[2]
Automotive —6.43%	Ford Motor Co., 7.45%, 07/16/31	3,000,000	3,004,725
	General Motors Acceptance Corp., 8.00%, 11/01/31	750,000	832,590
	General Motors Corp.,
	8.38%, 07/15/33	1,800,000	2,047,887
	7.75%, 03/15/36	820,000	340,457

			6,225,659

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Basic Industry —0.18%	Fort James Corp., 6.63%, 09/15/04	$70,000	$71,400
	Nalco Co., 8.88%, 11/15/13[4]	100,000	104,750

			176,150

Capital Goods —0.07%	Tyco International Group SA, 5.88%, 11/01/04[10]	64,000	65,463

Communications —6.34%	Cablevision Systems Corp., 5.66%, 04/01/09[4,8]	1,000,000	996,563
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13[4]	1,300,000	1,332,500
	Centennial Communications Corp., 8.13%, 02/01/14[4]	650,000	602,875
	Charter Communication Holdings/Charter Capital, 10.00%, 05/15/11	205,000	171,175
	Qwest Communications International, 4.63%, 02/15/09[4,8]	1,000,000	940,000
	Qwest Corp., 6.88%, 09/15/33	800,000	712,000
	Rural Cellular Corp., 5.61%, 03/15/10[4,8]	750,000	766,875
	Worldcom, Inc.,
	6.50%, 05/15/04[7]	800,000	272,000
	7.88%, 05/15/04[7]	100,000	34,000
	8.00%, 05/15/06[7]	200,000	68,000
	8.25%, 05/15/10[7]	100,000	34,000
	7.50%, 05/15/11[7]	300,000	102,000
	8.25%, 05/15/31[7]	300,000	102,000

			6,133,988

Electric —9.59%	Calpine CCFC I Term Loan, 7.50%, 08/26/09[8]	1,000,000	1,056,450
	Calpine Corp., 6.87%, 07/15/07[4,8]	6,129,200	5,776,771
	Consumer Energy Co., 7.38%, 09/15/23	75,000	77,938
	DPL Inc.,
	6.82%, 04/06/04	500,000	500,500
	8.25%, 03/01/07	70,000	74,200
	Enterprise Capital Trust II, 2.33%, 06/30/28[8,10]	260,000	240,291
	Power Contract Financing, 5.20%, 02/01/06[4]	1,423,087	1,453,839
	Tampa Electric Co., 7.75%, 11/01/22	100,000	101,681

			9,281,670

Energy —0.42%	Pride International, Inc., 9.38%, 05/01/07	400,000	408,000

Insurance —1.02%	Farmers Exchange Capital,
	7.05%, 07/15/28[4]	750,000	762,683
	7.20%, 07/15/48[4]	90,000	89,577
	Odyssey Re Holdings Corp., 7.65%, 11/01/13	120,000	135,231

			987,491

Natural Gas —2.69%	Gemstone Investors Ltd, 7.71%, 10/31/04[4]	2,600,000	2,606,500

Real Estate Investment Trust (REIT)—0.04%	Developers Diversified Realty (MTN), 6.95%, 07/23/04	40,000	40,635

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation —4.81%	Air 2 US A, 8.03%, 10/01/20[4]	$2,037,103	$1,850,291
	American Airlines, Inc. 1999-1,
	A1, 6.86%, 10/15/10	65,900	67,161
	A2, 7.02%, 04/15/11	10,000	10,113
	American Airlines, Inc. 2001-1 A2, 6.82%, 11/23/12	327,000	301,657
	American Airlines, Inc. 2001-2
	A1, 6.98%, 10/01/12	152,014	155,394
	A2, 7.86%, 04/01/13	370,000	379,576
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	362,601	340,459
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	478,423	460,227
	Delta Air Lines, Inc. 2000-1
	A1, 7.38%, 11/18/11	21,210	21,072
	A2, 7.57%, 05/18/12	100,000	99,641
	A2, 7.11%, 03/18/13	50,000	49,814
	Delta Air Lines, Inc. 2001-1 A1, 6.62%, 03/18/11	17,101	16,915
	Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	8,660	8,979
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	834,009	815,136
	NWA Trust, 8.26%, 03/10/06	79,300	75,038

			4,65 1,473

	Total Corporates (Cost $30,576,062)		30,577,029

MORTGAGE-BACKED—11.75%[3]
Commercial Mortgage-Backed —0.17%	Structured Asset Securities Corp. 1995-C4 G, 8.97%, 06/25/26	165,000	165,980

Non-Agency Mortgage-Backed —1.03%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	55,821	19,588
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.88%, 11/25/25[6]	735,324	919
	Structured Asset Securities Corp. 1995-C4 A2, 1.64%, 06/25/26[8]	107,233	107,318
	Structured Asset Securities Corp. 1996-CFL F, 7.75%, 02/25/28[4]	10,961	11,064
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	812,876	854,917

			993,806

U.S. Agency Mortgage-Backed —10.55%	Fannie Mae 1993-80 S, 9.54%, 05/25/23[8]	78,256	83,461
	Fannie Mae 1997-44 SA (IO), 5.19%, 06/25/08[8]	666,193	39,270
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31[8]	8,859	9,568
	Fannie Mae 2003-107 SQ (IO), 6.56%, 05/25/33[8]	1,907,348	217,924
	Fannie Mae 2003-124 IO (IO), 5.25%, 03/25/31	3,991,985	495,892
	Fannie Mae 2003-124 TS, 9.80%, 01/25/34	254,571	279,437
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	577,557	29,280

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	$4,978,311	$643,117
	Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	2,000,000	283,132
	Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	135,000	25,328
	Freddie Mac 1602 SN, 10.09%, 10/15/23[8]	57,871	58,328
	Freddie Mac 2451 SP, 14.54%, 05/15/09[8]	45,941	52,377
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	4,811,255	583,956
	Freddie Mac 2595 HY (IO), 5.50%, 03/15/23	354,513	65,786
	Freddie Mac 2621 IJ (IO), 5.50%, 12/15/26	2,214,324	239,744
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	410,110	64,238
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	570,000	100,353
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	359,154	69,986
	Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	3,370,842	453,472
	Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	448,919	52,515
	Freddie Mac 2718 ZC, 4.50%, 12/15/18	2,108,579	2,119,175
	Freddie Mac 2764
	CT, 7.50%, 03/15/34[8]	1,200,000	1,203,750
	SH, 7.50%, 03/15/34[8]	1,500,000	1,506,796
	Freddie Mac Pool 390381, 3.15%, 02/01/37[8]	490,070	499,958
	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[8]	3,371,579	6,358
	Government National Mortgage Association 2001-31 SJ, 24.19%, 02/20/31[8]	400,000	501,863
	Government National Mortgage Association 2002-32 WS (IO), 6.96%, 03/20/30[8]	29,655	326
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	1,019,857	127,086
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	200,000	46,315
	Government National Mortgage Association 2003-86 ZA, 5.00%, 04/20/32	356,988	358,719

			10,217,510

	Total Mortgage-Backed (Cost $11,160,876)		11,377,296

U.S. TREASURY SECURITIES—2.73%
U.S. Inflation Index Notes —2.73%	U.S. Treasury Notes, 4.25%, 01/15/10	2,000,000	2,639,549

	Total U.S. Treasury Securities (Cost $2,646,458)		2,639,549

	Total Bonds (Cost $68,183,046)		68,656,992

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Shares	Value

EQUITIES 3.53%
Automotive —0.27%	Corts Trust for Ford Motor Co. (PFD), 8.00%, 07/16/31	700	$18,760
	Preferred Plus Trust Ford Motor Co. (PFD), 8.25%, 07/16/31	8,100	217,080
	Saturns-Hertz Corp. 2003-10 (PFD), 7.75%, 01/15/28	1,000	26,600

			262,440

Banking—0.10%	Corp-Backed Trust Certs (PFD), 8.25%, 12/15/26	3,647	99,600

Communications —2.98%	Corts Trust for Worldcom (PFD), 7.60%, 08/15/28[6,7]	6,700	52,972
	Corts Trust for US West Communications (PFD), 7.50%, 11/15/43	7,500	184,500
	CSC Holdings, Inc. (PFD), 11.13%, 04/01/08	1,112	116,093
	MCI Inc.[7]	70,000	1,456,000
	Preferred Plus Trust (PFD),
	7.63%, 12/01/30	6,100	168,604
	7.75%, 02/15/31	7,650	164,475
	8.00%, 02/15/31	19,500	431,925
	8.38%, 10/01/46	12,100	311,575

			2,886,144

Insurance—0.18%	Corp-Backed Trust Certs (PFD), 8.80%, 12/01/26	6,425	172,832

	Total Equities (Cost $3,401,741)		3,421,016

		Principal Amount

SHORT TERM INVESTMENTS 10.93%
Commercial Paper —6.34%	Credit Suisse First Boston NY, 1.03%[5], 04/08/04	$1,610,000	1,609,678
	DaimlerChrysler NA Holdings, 1.22%[5], 04/21/04	1,950,000	1,948,678
	General Electric Capital Corp., 1.02%[5], 04/14/04	950,000	949,650
	Household Finance Corp., 1.00%[5], 04/13/04	1,400,000	1,399,533
	National Rural Utilities, 1.02%[5], 04/16/04	225,000	224,904

			6,132,443

Money Market RIC —1.89%	J.P. Morgan Institutional Prime Money Market	1,833,000	1,833,000

U.S. Agency Discount Notes —2.70%	Fannie Mae,
	0.98%[5], 04/13/04	2,600,000	2,599,151
	0.98%[5], 05/26/04[9]	7,000	6,990
	0.98%[5], 06/02/04[9]	5,000	4,992

			2,611,133

	Total Short Term Investments (Cost $10,576,575)		10,576,576

Issues	Principal Amount	Value

Total Investments—85.39% (Cost $82,161,362)		$82,654,584

Cash and Other Assets, Less Liabilities—14.61%		14,147,258

Net Assets—100.00%		$96,801,842

SECURITIES SOLD SHORT

		Principal Amount	Proceeds	Market Value
U.S. Inflation Index Notes—(2.66)%	U.S. Treasury Notes, 3.38%, 01/15/07	$2,000,000	$2,581,725	$2,576,820

		Shares
Equities—(0.35)%	Winn-Dixie Stores, Inc.	44,700	336,685	339,720

	Total Securities Sold Short		$2,918,410	$2,916,540

SWAPS: CREDIT DEFAULT

Notional Amount (000’s)		Unrealized Appreciation
1,000	Calpine, Inc. 5.00%, Expire 03/20/09[6]	$1,479
2,500	Sears, Roebuck and Co., 0.41%, Expire 03/20/09[6]	13,455
5,000	Southwest Airlines, Inc., 0.53%, Expire 03/20/09[6]	43,890

	Net unrealized appreciation	$58,824

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
10	U.S. Treasury 5 Year Note, June 2004	$141

	Net unrealized appreciation	$141

Notes:

[1]	Cost for Federal income tax purposes is $82,183,082 and net unrealized appreciation consists of:

Gross unrealized appreciation	$872,175
Gross unrealized depreciation	(339,979)

Net unrealized appreciation	$532,196

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2004

[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2004 was $19,803,652 representing 20.46% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/03/03	Amortizing Residential Collateral Trust 2002-BC5 AIO (IO), 6.00%, 07/25/04	$7,819	$7,938	0.01%
12/03/03	Amortizing Residential Collateral Trust 2002-BC9 AIO (IO), 6.00%, 11/25/04	34,710	35,306	0.04%
12/17/03	Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05	39,303	39,531	0.04%
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	12,563	19,588	0.02%
03/17/04	Calpine, Inc. 5.00%, Expire 03/20/09	310,000	311,479	0.32%
11/25/03	Conseco Finance 2002-A AIO (IO), 7.25%, 04/15/32	9,752	8,631	0.01%
12/01/03	Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32	59,063	61,858	0.06%
12/01/03	Conseco Finance Securitizations Corp. 2001-4 AIO (IO), 2.50%, 09/01/33	67,609	71,799	0.07%
12/01/03	Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33	66,973	69,853	0.07%
07/09/03	Corts Trust For Worldcom (PFD), 7.60%, 08/15/28	53,213	52,972	0.05%
08/11/03	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.88%, 11/25/25	0	919	0.00%
11/19/03	Oakwood Mortgage Investors, Inc. 2002-A AIO (IO), 6.00%, 02/15/10	81,375	89,248	0.09%
08/07/03	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	12,450	14,760	0.02%
11/25/03	Residential Asset Securities Corp. 2002-KS6 AIO (IO), 4.50%, 03/25/05	4,273	4,570	0.01%
03/30/04	Sears, Roebuck and Co., 0.41%, Expire 03/20/09	0	13,455	0.01%
03/30/04	Southwest Airlines, Inc., 0.53%, Expire 03/20/09	0	43,890	0.05%
12/03/03	Structured Asset Investment Loan Trust 2003-BC4 AIO (IO), 6.00%, 11/25/04	7,494	7,587	0.01%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	90,957	98,927	0.10%

Date of Purchase	Security	Amortized Cost	Value	% of TNA
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	$31,374	$41,191	0.04%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	129,413	145,243	0.15%
02/12/04	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34	496,729	509,400	0.53%

		$1,515,070	$1,648,145	1.70%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.
[9]	Securities, or a portion there of, pledged as collateral with a value of $11,982 on 10 short U.S. Treasury Note futures contracts expiring June 2004.
[10]	Securities, or a portion there of, pledged as collateral with a value of $305,754 for stocks sold short.

(IO): Interest only

(MTN): Medium term note

(PFD): Preferred Stock

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

March 31, 2004

Issues	Principal Amount	Value

FIXED INCOME SECURITIES 79.41%
ASSET-BACKED SECURITIES—30.97%[3]

Ameriquest Mortgage Securities, Inc. 2003-6 AF1, 1.86% 11/25/19	$772,408	$772,620
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	158,442	158,711
ARG Funding Corp. 2003-1A B1, 2.84%, 03/20/07[4,9]	1,800,000	1,803,700
Capital Asset Research Funding LP 1997-A 1, 6.40%, 12/15/04[4]	1,378,463	1,379,290
Capitalsource Commercial Loan Trust 2003-1A A, 1.57%, 10/20/12[4,9]	589,610	590,410
Castle Trust 2003-1AW A1, 1.84%, 05/15/27[4,9]	1,055,101	1,056,789
Centex Home Equity 1999-1 A4, 6.39%, 10/25/27	1,243,989	1,287,752
Centex Home Equity 2003-C AF1, 2.14%, 07/25/18	1,634,231	1,638,284
Chase Funding Loan Acquisition Trust 2001-AD1 1A4, 5.39%, 05/25/28	973,699	981,748
Chase Funding Mortgage Loan 2001-2 1A4, 6.61%, 11/25/26	743,488	753,885
Citi Financial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	121,259	121,345
Conseco Finance 2000-C B2, 3.14%, 07/15/29[9]	763,501	704,940
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	700,000	769,298
Conseco Finance 2002-B A2, 5.31%, 05/15/33	827,701	836,296
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	658,143	653,331
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	1,800,000	1,876,690
Conseco Finance Securitizations Corp. 2000-6,
A3, 6.55%, 09/01/32	91,924	91,976
A4, 6.77%, 09/01/32	270,000	279,336
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	724,164	734,539
Contimortgage Home Equity Loan Trust 1998-2 A7, 6.57%, 03/15/23	2,000,000	2,026,904
Embarcadero Aircraft Securitization Trust 2000-A A1, 1.57%, 08/15/25[4,9]	1,700,000	819,910
Equity One ABS, Inc. 2002-3 AF3, 5.50%, 11/25/32	2,000,000	2,020,260
Equivantage Home Equity Loan Trust 1997-3 A3, 7.05%, 10/25/28	350,068	349,954
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	30,995	30,918
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/25/27	996,974	1,042,666
Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26[6]	520,000	120,575

	Issues	Principal Amount	Value

Fixed Income Securities (continued) Asset-Backed Securities (continued)	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29[6]	$1,700,000	$341,062
	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	728,293	753,754
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	494,871	496,022
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	904,090	884,897
	Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	28,612	29,049
	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	250,000	256,772
	Green Tree Home Improvement Loan Trust 1999-B M1, 8.38%, 07/15/26	404,125	434,495
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	583,477	584,828
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	278,475	284,073
	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	289,432	289,203
	Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	295,462	295,300
	Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	684,099	683,323
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,136,688	1,186,349
	Metris Master Trust 2000-1 A, 1.39%, 08/20/08[9]	200,000	198,503
	Metris Master Trust 2000-3 A, 1.35%, 09/21/09[9]	1,515,000	1,493,899
	Metris Master Trust 2001-3 A, 1.32%, 07/21/08[9]	2,000,000	1,996,381
	Nationscredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	97	102
	Newbury Funding CBO Ltd. 2000-1 A3, 3.87%, 02/15/30[4,9]	500,000	450,050
	Novastar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	297,634	298,482
	Oakwood Mortgage Investors, Inc. 2002-B A1, 1.32%, 05/15/13[9]	790,678	773,931
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A4, 5.77%, 06/25/29	1,454,472	1,461,857
	Structured Asset Securities Corp. 1999-BC1 M2, 2.39%, 01/25/29[9]	591,325	593,358
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	261,334	279,872
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	2,612,500	591,731
	UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	1,100,000	1,162,309

	Total Asset-Backed Securities (Cost $39,859,486)		38,721,729

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

FIXED INCOME SECURITIES (continued)
CORPORATES—35.11%[2]
Automotive —3.99%	DaimlerChrysler NA Holdings,
	2.00%, 07/07/05[9] (MTN)	$530,000	$533,670
	1.91%, 09/26/05[9] (MTN)	630,000	634,329
	Ford Motor Credit Co.,
	1.60%, 07/07/05[9] (EMTN)	500,000	497,160
	1.56%, 07/18/05[9] (MTN)	400,000	397,900
	General Motors Acceptance Corp. (MTN), 2.02%, 01/16/07[9]	2,950,000	2,928,801

			4,991,860

Banking—1.33%	Citicorp Lease, 7.22%, 06/15/05[4]	916,520	975,205
	Societe Generale (EMTN), 1.75%, 10/15/49[9]	700,000	695,248

			1,670,453

Basic Industry —0.95%	Fort James Corp., 6.63%, 09/15/04	1,160,000	1,183,200

Capital Goods —0.93%	Tyco International Group SA, 5.88%, 11/01/04	1,140,000	1,166,066

Communications —4.14%	Citizens Communications, 8.50%, 05/15/06	134,000	147,328
	CSC Holdings, Inc., 7.88%, 12/15/07	1,000,000	1,080,000
	Intermedia Communications (PFD), 13.50%, 03/31/09[6,7]	1,603	60,110
	Qwest Corp. Bank Loan, 6.50%, 06/30/07[9]	1,500,000	1,555,612
	Qwest Capital Funding, 6.25%, 07/15/05	700,000	707,000
	Worldcom, Inc.,
	6.50%, 05/15/04[7]	2,000,000	680,000
	7.88%, 05/15/04[7]	1,800,000	612,000
	7.38%, 01/15/05[4,7]	1,000,000	340,000

			5,182,050

Electric—9.78%	Calpine Corp., 6.87%, 07/15/07[4,9]	1,990,000	1,875,575
	Centerpoint Energy Term Loan, 12.75%, 11/11/05[9]	1,500,000	1,725,300
	Centerpoint Energy, 8.13%, 07/15/05	1,300,000	1,390,687
	DPL Inc., 6.82%, 04/06/04	1,000,000	1,001,000
	Enterprise Capital Trust II, 2.33%, 06/30/28[9]	1,200,000	1,109,034
	Pacific Gas & Electric Corp., 1.81%, 04/03/06[9]	1,300,000	1,300,757
	Pinnacle West Cap Corp., 1.93%, 11/01/05[9]	1,400,000	1,401,445
	Power Contract Financing, 5.20%, 02/01/06[4]	1,200,456	1,226,398
	Westar Energy, Inc.,
	6.88%, 08/01/04	150,000	152,250
	8.50%, 07/01/22	1,000,000	1,042,500

			12,224,946

Finance—1.65%	Capital One Bank, 8.25%, 06/15/05	1,300,000	1,396,639
	FINOVA Group Inc., 7.50%, 11/15/09	1,064,000	662,340

			2,058,979

Insurance—0.90%	TIG Holdings, Inc., 8.13%, 04/15/05	1,070,000	1,123,500

Natural Gas —0.65%	Sempra Energy, 6.80%, 07/01/04	800,000	810,270

	Issues	Principal Amount	Value

Fixed Income Securities (continued) Corporates (continued) Real Estate Investment Trust (REIT)—3.08%	Colonial Reatly LP (MTN), 6.96%, 07/26/04	$1,000,000	$1,015,773
	Highwoods Properties Inc., 7.19%, 06/15/04[4]	1,300,000	1,307,951
	HRPT Properties Trust, 6.70%, 02/23/05	400,000	412,834
	JDN Realty Corp., 6.80%, 08/01/04	1,100,000	1,114,500

			3,851,058

Secured Assets —0.73%	Magnus Funding Ltd. 1A B, 2.39%, 06/15/11[4,6,9]	1,094,915	208,143
	Zermatt CBO Ltd. 1A A, 1.67%, 09/01/10[4,9]	745,244	708,057

			916,200

Transportation —6.98%	Air 2 US A, 8.03%, 10/01/19[4]	1,371,842	1,246,037
	America West Airlines, 6.86%, 07/02/04[6]	97,609	88,555
	American Airlines, Inc. 2002-1 G, 1.73%, 03/23/09[9]	882,550	884,104
	Continental Airlines, Inc. 1996-2 A, 7.75%, 01/02/16	68,052	66,606
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,265,317	1,233,425
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	549,751	516,180
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	540,464	519,909
	Continental Airlines, Inc. 2000-2 A1, 7.71%, 10/02/22	243,307	247,183
	Delta Air Lines, Inc. 2003-1 G, 1.87%, 07/25/09[9]	1,029,608	1,036,048
	Hertz Corp., 1.66%, 08/13/04[9]	1,800,000	1,799,510
	United Air Lines 1997-1 1A, 1.34%, 03/02/49[9]	1,194,719	1,093,246

			8,730,803

	Total Corporates (Cost $48,604,260)		43,909,385

MORTGAGE-BACKED—13.33%[3]
Non-Agency Mortgaged- Backed—7.27%	Banc of America Funding Corp. 2001-1 1A12, 6.75%, 11/20/32	653,121	673,299
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.19%, 02/25/34[9]	2,087,192	2,142,959
	DLJ Mortgage Acceptance Corp. 1992-Q4 A2, 5.58%, 07/25/22[9]	56,701	56,682
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.78%, 06/25/24[4,6,9]	366,048	458
	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	41,649	2,477
	Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	1,150,359	1,185,285
	Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	1,188,666	1,203,620
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	6,305	6,519

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

March 31, 2004

	Issues	Principal Amount	Value

Fixed Income Securities (continued) Mortgage- Backed (continued) Non-Agency Mortgaged- Backed (continued)	Structured Asset Securities Corp. 1996-CFL F, 7.75%, 02/25/28[4]	$54,806	$55,318
	Structured Asset Securities Corp. 2002-5A 6A, 6.40%, 04/25/32[9]	186,459	191,249
	Summit Mortgage Trust 2000-1 B5, 6.06%, 12/28/12[4,9]	8,723	8,594
	Washington Mutual 2002-AR18 A, 4.18%, 01/25/33[9]	1,576,715	1,598,136
	Washington Mutual MSC Mortgage 2003-MS9 1A, 7.00%, 12/25/33	1,869,616	1,966,310

			9,090,906

U.S. Agency Mortgaged- Backed—6.06%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	7,116	8,325
	Fannie Mae 1994-10 H, 6.50%, 08/25/22	425,863	429,126
	Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23	1,260,362	190,259
	Fannie Mae 2001-60 JZ, 6.00% 03/25/31	393,493	402,516
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,826,903	236,006
	Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	340,411
	Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	1,746,978	187,548
	Fannie Mae 332 2 (IO), 6.00%, 02/01/33	84,608	14,659
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	478,847	78,770
	Fannie Mae G-36 ZB, 7.00%, 11/25/21	12,086	13,113
	Fannie Mae Pool 646884, 5.60%, 05/01/32	1,078,748	1,119,354
	Freddie Mac 2 L, 8.00%, 11/25/22	61,715	65,209
	Freddie Mac 2080 PJ, 6.50%, 08/15/28	2,000,000	2,090,308
	Freddie Mac 2410 MK, 6.50%, 06/15/29	757,691	761,824
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	800,000	82,863
	Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	1,480,374	98,386
	Freddie Mac 2691 ZK, 5.00%, 11/15/31	1,176,394	1,180,982
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	2,700,000	274,048

			7,573,707

	Total Mortgage-Backed (Cost $16,956,576)		16,664,613

	Total Fixed Income Securities (Cost $105,420,322)		99,295,727

		Shares

COMMON STOCK 1.36%
	S & P 500 Depository Receipt	14,985	1,695,703

	Total Common Stock (Cost $1,693,392)		1,695,703

	Issues	Principal Amount	Value

SHORT TERM INVESTMENTS 19.34%
Commercial Paper—5.08%	Credit Suisse First Boston NY, 1.03%[5], 04/29/04	$2,960,000	$2,957,606
	General Electric Capital Corp., 1.01%[5], 04/14/04	1,600,000	1,598,833
	Household Finance Corp., 1.02%[5], 04/13/04	1,800,000	1,798,266

			6,354,705

Money Market RIC—4.42%	J.P. Morgan Institutional Prime Money Market	5,529,000	5,529,000

U.S. Agency Discount Notes —9.84%	Fannie Mae,
	0.99%[5], 04/28/04	495,000	494,632
	1.00%[5], 06/16/04[8]	6,736,000	6,722,206
	Freddie Mac,
	0.99%[5], 04/20/04	2,200,000	2,198,850
	1.01%[5], 04/27/04[8]	695,000	694,523
	0.99%[5], 05/03/04	2,200,000	2,198,064

			12,308,275

	Total Short Term Investments (Cost $24,191,600)		24,191,980

	Total Investments—100.11% (Cost $131,305,314)[1]		125,183,410

	Liabilities Less Cash and Other Assets—(0.11)%		(135,351)

	Net Assets—100.00%		$125,048,059

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
437	S & P Index, June 2004	$13,227
4	S & P Mini, June 2004	(2,162,893)

	Net unrealized depreciation	$(2,149,666)

Notes:

[1]	Cost for Federal income tax purposes is $131,320,289 and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,057,848
Gross unrealized depreciation	(8,194,727)

Net unrealized depreciation	$(6,136,879)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2004 was $16,613,385 representing 13.29% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/19/01	America West Airlines, 6.86%, 07/02/04	$97,312	$88,555	0.07%

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

March 31, 2004

Date of Purchase	Security	Amortized Cost	Value	% of TNA
01/28/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.78%, 06/25/24	$58,864	$458	0.00%
01/22/01	Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26	364,296	120,575	0.10%
11/21/02	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	500,448	341,062	0.27%
03/27/03	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	277,627	284,073	0.23%
01/12/00	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	30,426	2,477	0.00%
11/30/01	Intermedia Communications (PFD), 13.50%, 03/31/09	1,704,932	60,110	0.05%
04/11/00	Magnus Funding Ltd. 1A B, 2.39%, 06/15/11	1,011,419	208,143	0.17%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	587,268	591,731	0.47%

		$4,632,592	$1,697,184	1.36%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Securities, or a portion there of, pledged as collateral with a value of $7,416,729 on 437 long S&P Index futures contracts and 4 S&P Mini furtures contacts expiring June 2004.
[9]	Floating rate security. The rate disclosed is that in effect at March 31, 2004.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(PFD): Preferred Stock

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2004

	Ultra Short Bond Fund*	Low Duration Bond Fund	Intermediate Bond Fund**	Total Return Bond Fund
Assets:
Investments, at value (Cost $139,037,258, $607,161,123, $40,008,027, and $1,460,611,578, respectively) (Note 2)	$139,649,884	$572,955,878	$41,243,399	$1,415,837,582
Cash and cash equivalents (Note 2)	0	122,047	97,197	49,414,962
Dividends and interest receivable	905,666	5,451,224	393,646	18,621,952
Receivable for securities sold	0	7,197,961	671,784	22,474,505
Receivable for capital stock sold	5,076,000	2,786,955	0	3,246,936
Due from Adviser (Note 5)	0	0	3,650	0
Other assets	88,016	0	3,012	5,468,335

Total assets	145,719,566	588,514,065	42,412,688	1,515,064,272

Liabilities:
Payable to custodian (Note 2)	57,553	0	0	0
Payable for securities purchased	0	26,476,747	2,576,284	101,697,800
Payable for capital stock redeemed	16,171	3,017,802	0	14,657,401
Due to Adviser (Note 5)	14,052	133,660	0	457,448
Accrued administration expenses	11,513	0	0	0
Accrued expenses	17,090	164,071	33,609	337,521
Accrued 12b-1 expenses	16,862	52,518	12	87,816
Distributions payable	5,018	175,376	25	263,598

Total liabilities	138,259	30,020,174	2,609,930	117,501,584

Net assets	$145,581,307	$558,493,891	$39,802,758	$1,397,562,688

Class M Shares:
Net assets (Applicable to 28,214,896, 35,154,159, 7,024, and 49,509,294 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$145,581,307	$335,685,963	$75,264	$498,299,208

Net asset value, offering and redemption price per Class M share	$5.16	$9.55	$10.72	$10.06

Class I Shares:
Net assets (Applicable to 23,327,361, 3,708,508, and 89,366,290 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$222,807,928	$39,727,494	$899,263,480

Net asset value, offering and redemption price per Class I share	N/A	$9.55	$10.71	$10.06

Net Assets Consist of:
Capital paid-in	$144,956,018	$603,152,867	$38,343,907	$1,463,251,104
Accumulated undistributed net investment income	1,026	0	0	0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	11,637	(10,453,731)	223,479	(20,914,420)
Net unrealized appreciation/(depreciation) on investments and futures contracts	612,626	(34,205,245)	1,235,372	(44,773,996)

	$145,581,307	$558,493,891	$39,802,758	$1,397,562,688

  * The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.

** The Intermediate Bond Fund Class M Shares commenced operations on June 30, 2003.

N/A — Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2004

	High Yield Bond Fund	Strategic Income Fund*	AlphaTrak 500 Fund
Assets:
Investments, at value (Cost $63,149,053, $82,161,362, and $131,305,314 respectively) (Note 2)	$66,333,371	$82,654,584	$125,183,410
Swap contracts, at value (Cost $310,000) (Note 3)	0	368,824	0
Cash and cash equivalents (Note 2)	0	1,501,003	57,330
Dividends and interest receivable	1,247,940	970,243	924,138
Receivable for securities sold	8,140,956	5,105,031	396,684
Receivable for capital stock sold	18,607	14,239,531	29,199
Other assets	0	87,409	6

Total assets	75,740,874	104,926,625	126,590,767

Liabilities:
Securities sold short (Proceeds $2,918,410) (Note 3)	0	2,916,540	0
Payable to custodian (Note 2)	5,001,367	0	0
Payable for securities purchased	1,254,000	3,576,318	1,104,063
Payable for capital stock redeemed	331,266	1,431,162	6,411
Interest payable on securities sold short	0	17,772	0
Interest payable on swap contracts (Note 3)	0	2,826	0
Variation Margin (Note 3)	0	3,811	204,114
Due to Adviser (Note 5)	16,268	132,340	62,447
Accrued expenses	53,661	26,101	56,247
Accrued 12b-1 expenses	13,790	16,328	0
Distributions payable	24,815	1,585	109,426

Total liabilities	6,695,167	8,124,783	1,542,708

Net assets	$69,045,707	$96,801,842	$125,048,059

Class M Shares:
Net assets (Applicable to 3,993,289, 8,586,557, and 17,058,513 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$49,916,873	$96,801,842	$125,048,059

Net asset value, offering and redemption price per Class M share	$12.50	$11.27	$7.33

Class I Shares:
Net assets (Applicable to 1,529,528 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$19,128,834	N/A	N/A

Net asset value, offering and redemption price per Class I share	$12.51	N/A	N/A

Net Assets Consist of:
Capital paid-in	$57,713,818	$95,961,678	$149,496,386
Accumulated undistributed net investment income	159	1,064	0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	7,744,213	252,457	(16,176,757)
Accumulated undistributed net realized gain on swap contracts and securities sold short	403,199	32,586	0
Net unrealized appreciation/(depreciation) on investments and futures contracts	3,184,318	493,363	(8,271,570)
Net unrealized appreciation on swap contracts and securities sold short	0	60,694	0

	$69,045,707	$96,801,842	$125,048,059

*  The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.

N/A — Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2004

	Ultra Short Bond Fund*	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Investment Income:
Interest	$1,180,246	$26,206,426	$1,914,558	$90,960,292

Total investment income	1,180,246	26,206,426	1,914,558	90,960,292

Expenses:
Investment advisory fees (Note 5)	71,568	1,566,302	118,162	5,075,815
Administration fees	24,000	380,100	63,000	980,500
Auditing and tax consulting fees	13,000	23,000	25,000	23,011
Custodian fees	6,600	68,000	9,164	163,269
Distribution fees	45,804	602,179	34	1,061,675
Insurance expenses	0	20,152	1,060	58,805
Legal fees	283	18,000	601	42,000
Miscellaneous expenses	493	47,501	2,600	75,000
Registration and filing fees	37,411	41,300	4,445	31,850
Reports to shareholders	601	53,000	1,100	84,000
Transfer agent fees	18,210	91,594	40,800	150,290
Trustees’ fees and expenses	565	17,572	1,022	50,459

Total operating expenses	218,535	2,928,700	266,988	7,796,674

Expenses waived and reimbursed (Note 5)	(75,398)	(290,329)	(118,477)	(353,975)

Net expenses	143,137	2,638,371	148,511	7,442,699

Net investment income	1,037,109	23,568,055	1,766,047	83,517,593

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts	14,293	5,835,561	1,106,082	62,033,000
Net change in unrealized appreciation on investments	612,626	4,816,333	427,722	63,799,410
Net change in unrealized appreciation on futures contracts	0	89,062	0	0

Net realized and unrealized gain on investments and futures contracts	626,919	10,740,956	1,533,804	125,832,410

Net Increase in Net Assets from Operations	$1,664,028	$34,309,011	$3,299,851	$209,350,003

* The Ultra Short Bond Fund commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2004

	High Yield Bond Fund	Strategic Income Fund*	AlphaTrak 500 Fund
Investment Income:
Dividends	$135,789	$82,353	$11,789
Interest	9,052,608	840,094	4,655,662

Total investment income	9,188,397	922,447	4,667,451

Expenses:
Investment advisory fees (Note 5)	552,231	301,841	817,525
Interest expense on swap contracts (Note 3)	11,958	12,775	0
Administration fees	112,072	17,000	102,729
Amortization of organizational expenses (Note 2)	0	0	921
Auditing and tax consulting fees	26,000	13,000	25,870
Custodian fees	19,000	6,890	23,419
Distribution fees	231,165	39,738	0
Insurance expenses	1,618	0	3,170
Legal fees	3,500	210	3,165
Miscellaneous expenses	18,000	450	3,500
Registration and filing fees	41,707	17,841	13,757
Reports to shareholders	30,000	608	4,956
Transfer agent fees	126,000	17,600	34,140
Trustees’ fees and expenses	2,598	545	3,239

Total operating expenses	1,175,849	428,498	1,036,391

Expenses waived and reimbursed (Note 5)	(325,272)	(42,378)	0

Net expenses	850,577	386,120	1,036,391

Net investment income	8,337,820	536,327	3,631,060

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, and Securities Sold Short:
Net realized gain on investments and futures contracts	11,276,803	271,757	34,093,503
Net realized gain on swap contracts and securities sold short	403,199	32,586	0
Net change in unrealized appreciation/(depreciation) on investments	922,913	493,222	(199,582)
Net change in unrealized appreciation/(depreciation) on futures contracts	0	141	(2,900,592)
Net change in unrealized appreciation on swap contracts and securities sold short	0	60,694	0

Net realized and unrealized gain on investments, futures contracts, swap contracts, and securities sold short	12,602,915	858,400	30,993,329

Net Increase in Net Assets from Operations	$20,940,735	$1,394,727	$34,624,389

*  The Strategic Income Fund commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

Ultra Short Bond Fund*
Period Ended March 31, 2004
Operations:
Net investment income	$1,037,109
Net realized gain on investments	14,293
Net change in unrealized appreciation on investments	612,626

Net increase in net assets resulting from operations	1,664,028

Dividends and Distributions to Shareholders from:
Net investment income	(1,037,109)
Realized gains on investments	(2,656)

Net (decrease) in net assets resulting from dividends and distributions	(1,039,765)

Capital Share Transactions:
Proceeds from sale of shares	153,131,880
Shares issued in reinvestment of dividends and distributions	1,022,903
Cost of shares redeemed	(9,197,739)

Net increase in net assets resulting from capital share transactions	144,957,044

Net increase in net assets	145,581,307
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $1,026)	$145,581,307

* The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Low Duration Bond Fund
	Year Ended March 31, 2004	Year Ended March 31, 2003
Operations:
Net investment income	$23,568,055	$34,365,901 †
Net realized gain/(loss) on investments and futures contracts	5,835,561	(4,049,338)†
Net change in unrealized appreciation/(depreciation) on investments	4,816,333	(35,534,128)
Net change in unrealized appreciation/(depreciation) on futures contracts	89,062	(549,749)

Net increase/(decrease) in net assets resulting from operations	34,309,011	(5,767,314)

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(14,509,014)	(20,741,786)
Class I	(9,783,216)	(13,716,073)

Net (decrease) in net assets resulting from dividends and distributions	(24,292,230)	(34,457,859)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	149,448,816	169,253,482
Shares issued in reinvestment of dividends and distributions	14,210,489	20,166,859
Cost of shares redeemed	(139,818,210)	(283,665,129)

Total class M capital share transactions	23,841,095	(94,244,788)

Class I:
Proceeds from sale of shares	194,300,402	178,002,268
Shares issued in reinvestment of dividends and distributions	7,719,120	11,033,157
Cost of shares redeemed	(189,115,862)	(294,747,651)

Total class I capital share transactions	12,903,660	(105,712,226)

Net increase/(decrease) in net assets resulting from capital share transactions	36,744,755	(199,957,014)

Net increase/(decrease) in net assets	46,761,536	(240,182,187)
Net assets at beginning of period	511,732,355	751,914,542

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$558,493,891	$511,732,355

†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Intermediate Bond Fund*
	Year Ended March 31, 2004	Period Ended March 31, 2003
Operations:
Net investment income	$1,766,047	$850,633 †
Net realized gain on investments and futures contracts	1,106,082	530,341 †
Net change in unrealized appreciation on investments	427,722	807,650

Net increase in net assets resulting from operations	3,299,851	2,188,624

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(771)	0
Class I	(1,840,628)	(960,504)
Realized gains on investments:
Class M	(277)	0
Class I	(968,454)	(258,990)

Net (decrease) in net assets resulting from dividends and distributions	(2,810,130)	(1,219,494)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	74,481	0
Shares issued in reinvestment of dividends and distributions	885	0
Cost of shares redeemed	0	0

Total class M capital share transactions	75,366	0

Class I:
Proceeds from sale of shares	33,374,973	26,072,701
Shares issued in reinvestment of dividends and distributions	2,714,403	1,219,450
Cost of shares redeemed	(25,010,729)	(102,257)

Total class I capital share transactions	11,078,647	27,189,894

Net increase in net assets resulting from capital share transactions	11,154,013	27,189,894

Net increase in net assets	11,643,734	28,159,024
Net assets at beginning of period	28,159,024	0

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$39,802,758	$28,159,024

*	The Intermediate Bond Fund Class M and Class I Shares commenced operations on June 30, 2003 and June 28, 2002, respectively.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Total Return Bond Fund
	Year Ended March 31, 2004	Year Ended March 31, 2003
Operations:
Net investment income	$83,517,593	$129,744,260 †
Net realized gain/(loss) on investments and futures contracts	62,033,000	(75,597,466)†
Net change in unrealized appreciation/(depreciation) on investments	63,799,410	(59,682,187)

Net increase/(decrease) in net assets resulting from operations	209,350,003	(5,535,393)

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(30,739,385)	(47,946,324)
Class I	(59,289,054)	(81,791,807)
Realized gains on investments:
Class M	0	(2,563,787)
Class I	0	(4,414,937)

Net (decrease) in net assets resulting from dividends and distributions	(90,028,439)	(136,716,855)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	164,728,345	287,082,332
Shares issued in reinvestment of dividends and distributions	28,554,405	45,119,105
Cost of shares redeemed	(288,509,720)	(418,562,692)

Total class M capital share transactions	(95,226,970)	(86,361,255)

Class I:
Proceeds from sale of shares	153,365,000	345,157,200
Shares issued in reinvestment of dividends and distributions	56,698,336	79,660,583
Cost of shares redeemed	(331,957,508)	(500,027,492)

Total class I capital share transactions	(121,894,172)	(75,209,709)

Net (decrease) in net assets resulting from capital share transactions	(217,121,142)	(161,570,964)

Net (decrease) in net assets	(97,799,578)	(303,823,212)
Net assets at beginning of period	1,495,362,266	1,799,185,478

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$1,397,562,688	$1,495,362,266

†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	High Yield Bond Fund*
	Year Ended March 31, 2004	Period Ended March 31, 2003
Operations:
Net investment income	$8,337,820	$1,120,848 †
Net realized gain on investments and futures contracts	11,276,803	873,953 †
Net realized gain on swap contracts	403,199	0
Net change in unrealized appreciation on investments	922,913	2,261,405

Net increase in net assets resulting from operations	20,940,735	4,256,206

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(6,839,208)	(1,121,494)
Class I	(1,385,369)	0
Realized gains on investments:
Class M	(3,939,442)	0
Class I	(579,539)	0

Net (decrease) in net assets resulting from dividends and distributions	(12,743,558)	(1,121,494)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	155,112,906	49,132,097
Shares issued in reinvestment of dividends and distributions	10,511,828	1,102,315
Cost of shares redeemed	(171,677,591)	(4,373,297)

Total class M capital share transactions	(6,052,857)	45,861,115

Class I:
Proceeds from sale of shares	21,442,246	0
Shares issued in reinvestment of dividends and distributions	1,867,768	0
Cost of shares redeemed	(5,404,454)	0

Total class I capital share transactions	17,905,560	0

Net increase in net assets resulting from capital share transactions	11,852,703	45,861,115

Net increase in net assets	20,049,880	48,995,827
Net assets at beginning of period	48,995,827	0

Net assets at end of period (including undistributed net investment income of $159 and $0, respectively)	$69,045,707	$48,995,827

*	The High Yield Bond Fund Class M and Class I Shares commenced operations on September 30, 2002 and March 31, 2003, respectively.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

Strategic Income Fund*
Period Ended March 31, 2004
Operations:
Net investment income	$536,327
Net realized gain on investments	271,757
Net realized gain on swap contracts and securities sold short	32,586
Net change in unrealized appreciation on investments	493,222
Net change in unrealized appreciation on futures contracts	141
Net change in unrealized appreciation on swap contracts and securities sold short	60,694

Net increase in net assets resulting from operations	1,394,727

Dividends and Distributions to Shareholders from:
Net investment income	(547,584)
Realized gains on investments	(8,043)

Net (decrease) in net assets resulting from dividends and distributions	(555,627)

Capital Share Transactions:
Proceeds from sale of shares	103,737,015
Shares issued in reinvestment of dividends and distributions	552,302
Cost of shares redeemed	(8,326,575)

Net increase in net assets resulting from capital share transactions	95,962,742

Net increase in net assets	96,801,842
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $1,064)	$96,801,842

* The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	AlphaTrak 500 Fund
	Year Ended March 31, 2004	Year Ended March 31, 2003
Operations:
Net investment income	$3,631,060	$4,473,780 †
Net realized gain/(loss) on investments and futures contracts	34,093,503	(31,230,283)†
Net change in unrealized (depreciation) on investments	(199,582)	(6,031,386)
Net change in unrealized (depreciation)/appreciation on futures contracts	(2,900,592)	659,695

Net increase/(decrease) in net assets resulting from operations	34,624,389	(32,128,194)

Dividends and Distributions to Shareholders from:
Net investment income	(3,926,008)	(5,785,057)

Net (decrease) in net assets resulting from dividends and distributions	(3,926,008)	(5,785,057)

Capital Share Transactions:
Proceeds from sale of shares	25,682,992	57,135,392
Shares issued in reinvestment of dividends and distributions	3,505,148	5,409,801
Cost of shares redeemed	(23,191,428)	(23,028,215)

Net increase in net assets resulting from capital share transactions	5,996,712	39,516,978

Net increase in net assets	36,695,093	1,603,727
Net assets at beginning of period	88,352,966	86,749,239

Net assets at end of period (including undistributed net investment income of $0, and $10,808, respectively)	$125,048,059	$88,352,966

† Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Ultra Short Bond Fund*
Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$5.00

Income from Investment Operations:
Net investment income	0.16
Net realized and unrealized gain on investments	0.16

Total from Investment Operations	0.32

Less Distributions:
Dividends from net investment income	(0.16)
Distributions from net capital gains on investments	0.00[3]

Total Distributions	(0.16)

Net Asset Value, End of Period	$5.16

Total Return	6.48%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$145,581
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.76%[1]
After expense reimbursement	0.50%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.36%[1]
After expense reimbursement	3.62%[1]
Portfolio Turnover Rate	6%[2]

*	The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	Distributions were less than $.005
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M
	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#
Net Asset Value, Beginning of Period	$9.36	$9.87	$10.03	$9.99	$10.15

Income from Investment Operations:
Net investment income	0.42	0.51 †	0.65 †	0.80	0.72
Net realized and unrealized (loss)/gain on investments and futures	0.20	(0.51)†	(0.18)†	0.04	(0.11)

Total from Investment Operations	0.62	0.00	0.47	0.84	0.61

Less Distributions:
Dividends from net investment income	(0.43)	(0.51)	(0.63)	(0.80)	(0.72)
Distributions from net capital gains on investments	0.00	0.00	0.00	0.00	(0.05)

Total Distributions	(0.43)	(0.51)	(0.63)	(0.80)	(0.77)

Net Asset Value, End of Period	$9.55	$9.36	$9.87	$10.03	$9.99

Total Return	6.81%	0.10%	4.74%	8.89%	6.22%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$335,686	$305,726	$424,441	$166,246	$367,943
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.64%	0.62%	0.64%	0.65%	0.66%
After expense reimbursement	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.41%	5.35%†	6.24%†	8.01%	7.14%
After expense reimbursement	4.47%	5.39%†	6.30%†	8.08%	7.22%
Portfolio Turnover Rate	94%	65%	26%	53%	126%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund*
	Class I	Class I	Class I	Class I
	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.36	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.43	0.53 †	0.67 †	0.82
Net realized and unrealized (loss)/gain on investments and futures	0.21	(0.51)†	(0.18)†	0.04

Total from Investment Operations	0.64	0.02	0.49	0.86

Less Distributions:
Dividends from net investment income	(0.45)	(0.53)	(0.65)	(0.82)

Total Distributions	(0.45)	(0.53)	(0.65)	(0.82)

Net Asset Value, End of Period	$9.55	$9.36	$9.87	$10.03

Total Return	7.01%	0.29%	4.94%	9.10%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$222,808	$206,006	$327,473	$257,021
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.45%	0.43%	0.45%	0.46%
After expense reimbursement	0.39%	0.39%	0.39%	0.39%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.52%	5.54%†	6.43%†	8.20%
After expense reimbursement	4.58%	5.58%†	6.49%†	8.27%
Portfolio Turnover Rate	94%	65%	26%	53%

*	The Low Duration Bond Fund Class I shares commenced operations on March 31, 2000.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Intermediate Bond Fund*
Class M
Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$10.88

Income from Investment Operations:
Net investment income	0.32
Net realized and unrealized (loss) on investments	0.22

Total from Investment Operations	0.54

Less Distributions:
Dividends from net investment income	(0.40)
Distributions from net capital gains on investments	(0.29)

Total Distributions	(0.70)

Net Asset Value, End of Period	$10.72

Total Return	5.12%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$75
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.05%[1]
After expense reimbursement	0.65%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.53%[1]
After expense reimbursement	3.93%[1]
Portfolio Turnover Rate	165%[2]

*	The Intermediate Bond Fund Class M shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Intermediate Bond Fund*
	Class I	Class I
	Year Ended March 31, 2004#	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$10.49	$10.00

Income from Investment Operations:
Net investment income	0.56	0.35	†
Net realized and unrealized gain on investments	0.54	0.64	†

Total from Investment Operations	1.10	0.99

Less Distributions:
Dividends from net investment income	(0.59)	(0.40)
Distributions from net capital gains on investments	(0.29)	(0.10)

Total Distributions	(0.88)	(0.50)

Net Asset Value, End of Period	$10.71	$10.49

Total Return	10.86%	10.07%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$39,727	$28,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.79%	0.64%[1]
After expense reimbursement	0.44%	0.44%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.88%	4.25	%[1]†
After expense reimbursement	5.23%	4.45	%1†
Portfolio Turnover Rate	165%	139%[2]

*	The Intermediate Bond Fund Class I Shares commenced operations on June 28, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized gain increased by $0.05 per share for the period ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M
	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#
Net Asset Value, Beginning of Period	$9.28	$9.95	$10.34	$10.08	$10.53

Income from Investment Operations:
Net investment income	0.55	0.70 †	0.74 †	0.92	0.78
Net realized and unrealized gain/(loss) on investments and futures contracts	0.82	(0.63)†	(0.30)†	0.26	(0.44)

Total from Investment Operations	1.37	0.07	0.44	1.18	0.34

Less Distributions:
Dividends from net investment income	(0.59)	(0.70)	(0.73)	(0.92)	(0.78)
Distributions from net capital gains on investments	0.00	(0.04)	(0.10)	0.00	(0.01)

Total Distributions	(0.59)	(0.74)	(0.83)	(0.92)	(0.79)

Net Asset Value, End of Period	$10.06	$9.28	$9.95	$10.34	$10.08

Total Return	15.15%	0.91%	4.39%	12.46%	3.39%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$498,299	$550,891	$692,279	$426,467	$250,794
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.67%	0.67%	0.68%	0.71%	0.77%
After expense reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.60%	7.42%	7.16%†	9.10%	7.56%
After expense reimbursement	5.62%	7.44%	7.19%†	9.16%	7.68%
Portfolio Turnover Rate	165%	90%	78%	205%	128%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund*
	Class I	Class I	Class I	Class I
	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.27	$9.94	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.57	0.72 †	0.76 †	0.94
Net realized and unrealized gain/(loss) on investments and futures contracts	0.83	(0.63)†	(0.31)†	0.26

Total from Investment Operations	1.40	0.09	0.45	1.20

Less Distributions:
Dividends from net investment income	(0.61)	(0.72)	(0.75)	(0.94)
Distributions from net capital gains on investments	0.00	(0.04)	(0.10)	0.00

Total Distributions	(0.61)	(0.76)	(0.85)	(0.94)

Net Asset Value, End of Period	$10.06	$9.27	$9.94	$10.34

Total Return	15.51%	1.11%	4.51%	12.70%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$899,263	$944,471	$1,106,907	$605,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.46%	0.46%	0.47%	0.50%
After expense reimbursement	0.44%	0.44%	0.44%	0.44%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.81%	7.63%	7.37%†	9.31%
After expense reimbursement	5.83%	7.65%	7.40%†	9.37%
Portfolio Turnover Rate	165%	90%	78%	205%

*	The Total Return Bond Fund Class I shares commenced operations on March 31, 2000.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	High Yield Bond Fund*
	Class M	Class M
	Year Ended March 31, 2004#	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$11.38	$10.00

Income from Investment Operations:
Net investment income	0.93	0.47	†
Net realized and unrealized gain on investments and futures contracts	1.50	1.38	†

Total from Investment Operations	2.43	1.85

Less Distributions:
Dividends from net investment income	(0.92)	(0.47)
Distributions from net capital gains on investments	(0.39)	0.00

Total Distributions	(1.31)	(0.47)

Net Asset Value, End of Period	$12.50	$11.38

Total Return	21.99%	18.79%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$49,917	$48,996
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.09%[3]	1.20%[1]
After expense reimbursement	0.80%[3]	0.80%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.19%	8.90	%1†
After expense reimbursement	7.48%	9.30	%1†
Portfolio Turnover Rate	268%	200%[2]

*	The High Yield Bond Fund Class M shares commenced operations on September 30, 2002.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the fiscal year ended March 31, 2004. If interest expense had included, the ratio of expenses before and after reimbursement to average net assets would have been 1.10% and 0.81%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

High Yield Bond Fund*
Class I
Year Ended March 31, 2004#
Net Asset Value, Beginning of Period	$11.38

Income from Investment Operations:
Net investment income	0.98
Net realized and unrealized gain on investments and futures contracts	1.49

Total from Investment Operations	2.47

Less Distributions:
Dividends from net investment income	(0.95)
Distributions from net capital gains on investments	(0.39)

Total Distributions	(1.34)

Net Asset Value, End of Period	$12.51

Total Return	22.35%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$19,129
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.84%[1]
After expense reimbursement	0.55%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.57%
After expense reimbursement	7.86%
Portfolio Turnover Rate	268%

[1]	The Fund incurred interest expense on swap contracts during the fiscal year ended March 31, 2004. If interest expenses had included, the ratios of expenses before and after reimbursement to average net assets would have been 0.86% and 0.59%, respectively.
*	The High Yield Bond Fund Class I shares commenced operations on March 31, 2003.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Strategic Income Fund*
	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.28
Net realized and unrealized gain on investments, futures contracts, swap contracts, and securities sold short	1.33

Total from Investment Operations	1.61

Less Distributions:
Dividends from net investment income	(0.33)
Distributions from net capital gains on investments	(0.01)

Total Distributions	(0.34)

Net Asset Value, End of Period	$11.27

Total Return	16.27%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$96,802
Ratio of Expenses to Average Net Assets
Before expense reimbursement	2.62	%[1],3
After expense reimbursement	2.35	%[1],3
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.10%[1]
After expense reimbursement	3.37%[1]
Portfolio Turnover Rate	96%[2]

*	The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the fiscal year ended March 31, 2004. If interest expense had included, the ratios of expenses before and after reimbursement to average net assets would have been 2.70% and 2.43%, respectively.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	AlphaTrak 500 Fund*
	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#
Net Asset Value, Beginning of Period	$5.49	$8.20	$8.47	$11.90	$11.40

Income from Investment Operations:
Net investment income	0.22	0.32 †	0.48 †	0.75	0.63
Net realized and unrealized gain/(loss) on investments and futures contracts	1.85	(2.61)†	(0.27)†	(3.12)	1.43

Total from Investment Operations	2.07	(2.29)	0.21	(2.37)	2.06

Less Distributions:
Dividends from net investment income	(0.23)	(0.42)	(0.48)	(0.74)	(0.70)
Distributions from net capital gains on investments	0.00	0.00	0.00	(0.32)	(0.86)

Total Distributions	(0.23)	(0.42)	(0.48)	(1.06)	(1.56)

Net Asset Value, End of Period	$7.33	$5.49	$8.20	$8.47	$11.90

Total Return	38.16%	(28.35)%	2.66%	(21.20)%	19.28%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$107,551	$88,353	$86,749	$54,367	$26,931
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.88%	0.55%	0.89%	0.88%	1.59%
After expense reimbursement	0.88%	0.55%	0.80%	0.63%	0.66%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.25%	5.10%†	5.70%†	7.31%	5.56%
After expense reimbursement	3.25%	5.10%†	5.79%†	7.56%	6.49%
Portfolio Turnover Rate	67%	72%	23%	82%	280%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized loss decreased by $0.01 per share for the fiscal year ended March 31, 2003. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Notes to Financial Statements

March 31, 2004

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of seven separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), and Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund—Class I commenced operations on June 28, 2002. The High Yield Bond Fund—Class M commenced operations on September 30, 2002. The High Yield Bond Fund—Class I commenced operations on March 31, 2003. Class M shares of the Intermediate Bond Fund, the Ultra Short Bond Fund, and the Strategic Income Fund commenced operations on June 30, 2003.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This fund uses strategies intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflects changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange that it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Organization Costs:

For the AlphaTrak 500 Fund, organization costs are being amortized on a straight-line basis over five years starting from the date of commencement of operations.

Payable to Custodian:

The amounts payable to custodian represent unsettled interest, paydown payments and unsettled securities.

Distributions to Shareholders:

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (continued)

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended March 31, 2004, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, Total Return Bond Fund, and AlphaTrak 500 Fund will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Strategic Income Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty. The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.

Notes to Financial Statements (continued)

4.	SECURITIES TRANSACTIONS

Investment transactions for the period ended March 31, 2004, excluding short-term investments, were as follows:

	Purchases	Sales
Ultra Short Bond Fund	$128,273,484	$2,401,049
Low Duration Bond Fund	592,909,616	422,753,129
Intermediate Bond Fund	65,024,279	49,443,818
Total Return Bond Fund	2,170,613,789	2,189,802,055
High Yield Bond Fund	288,110,238	272,007,194
Strategic Income Fund	95,206,136	21,141,253
AlphaTrak 500 Fund	132,699,555	57,781,328

5.	INVESTMENT ADVISORY SERVICES

As compensation for advisory services, the Adviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.25%, 0.30%, 0.35%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was increased by 0.35% resulting in $769,162 of total management fees for the period ended March 31, 2004. In addition, the AlphaTrak 500 Fund accrued based on Fund’s average daily net assets and paid $48,363 of management fees during the fiscal year for the month of March 2003. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch 3 month U.S. Treasury Bill Index plus 200 basis points over the same period. Under this agreement, the basic fee was increased by 0.70% resulting in $301,841 of total management fees for the period ended March 31, 2004. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended March 31, 2004, were as follows:

	Investment Advisory Fee Rate		Voluntary Expense Limitation
	Class M	Class I	Class M	Class I
Ultra Short Bond Fund	0.25%	N/A	0.50%	N/A
Low Duration Bond Fund	0.30	0.30%	0.58	0.39%
Intermediate Bond Fund	0.35	0.35	0.65	0.44
Total Return Bond Fund	0.35	0.35	0.65	0.44
High Yield Bond Fund	0.50	0.50	0.80	0.55
Strategic Income Fund	0.50 - 1.90	N/A	0.95 - 2.35	N/A
AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 - 0.90	N/A

6.	SHARE MARKETING (12b-1) Plan

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, and the Strategic Income Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. The Ultra Short Bond Fund, the Intermediate Bond Fund, and the Strategic Income Fund began accruing for Rule 12b-1 expenses on July 2, 2003. Under the Plan, the Trust pays the Distributor, as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the fiscal year ended March 31, 2004. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

Notes to Financial Statements (continued)

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Ultra Short Bond Fund	Low Duration Bond Fund
	Class M*	Class M	Class M	Class I	Class I
	Period Ended March 31, 2004	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2004	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	0	32,663,697	43,014,807	22,003,239	33,176,971
Shares sold	29,801,598	15,738,456	17,605,078	20,446,811	18,614,625
Shares issued through reinvestment of dividends	198,631	1,498,295	2,134,242	813,730	1,166,519
Shares redeemed	(1,785,333)	(14,746,289)	(30,090,430)	(19,936,419)	(30,954,876)

Net increase/(decrease) in fund shares	28,214,896	2,490,462	(10,351,110)	1,324,122	(11,173,732)

Shares outstanding at end of period	28,214,896	35,154,159	32,663,697	23,327,361	22,003,239

	Intermediate Bond Fund
	Class M*	Class I	Class I
	Period Ended March 31, 2004	Year Ended March 31, 2004	Period Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	0	2,685,416	0
Shares sold	6,941	3,064,280	2,578,009
Shares issued through reinvestment of dividends	83	253,978	117,374
Shares redeemed	0	(2,295,166)	(9,967)

Net increase in fund shares	7,024	1,023,092	2,685,416

Shares outstanding at end of period	7,024	3,708,508	2,685,416

	Total Return Bond Fund
	Class M	Class M	Class I	Class I
	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2004	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	59,384,577	69,601,095	101,834,535	111,318,380
Shares sold	16,833,203	29,861,300	15,676,102	36,000,938
Shares issued through reinvestment of dividends	2,927,114	4,814,087	5,812,836	8,513,253
Shares redeemed	(29,635,600)	(44,891,905)	(33,957,183)	(53,998,036)

Net (decrease) in fund shares	(9,875,283)	(10,216,518)	(12,468,245)	(9,483,845)

Shares outstanding at end of period	49,509,294	59,384,577	89,366,290	101,834,535

* Class M Shares commenced operations on June 30, 2003

Notes to Financial Statements (continued)

	High Yield Bond Fund
	Class M	Class M	Class I
	Year Ended March 31, 2004	Period Ended March 31, 2003	Year Ended March 31, 2004
Change in Fund shares:
Shares outstanding at beginning of period	4,306,807	0	0
Shares sold	12,455,774	4,605,139	1,811,612
Shares issued through reinvestment of dividends	839,333	100,326	149,533
Shares redeemed	(13,608,625)	(398,658)	(431,617)

Net (decrease)/increase in fund shares	(313,518)	4,306,807	1,529,528

Shares outstanding at end of period	3,993,289	4,306,807	1,529,528

	Strategic Income
	Class M*	AlphaTrak 500 Fund
	Period Ended March 31, 2004	Year Ended March 31, 2004	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	0	16,093,923	10,574,517
Shares sold	9,278,858	3,860,621	8,555,747
Shares issued through reinvestment of dividends	49,295	512,649	883,916
Shares redeemed	(741,596)	(3,408,680)	(3,920,257)

Net increase in fund shares	8,586,557	964,590	5,519,406

Shares outstanding at end of period	8,586,557	17,058,513	16,093,923

* Class M Shares commenced operations on June 30, 2003

8.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2009	Expiring in 2010	Expiring in 2011
Low Duration Bond Fund	$1,753,013	$7,389,225	$1,278,315
Total Return Bond Fund	0	0	19,394,109
AlphaTrak 500 Fund	0	0	18,311,413

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2004, none of the Funds had deferred capital losses.

Notes to Financial Statements (continued)

Tax Basis of Distributable Income:

As of March 31, 2004, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

	Ultra Short Bond Fund	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Undistributed ordinary income/(loss) (inclusive of short-term capital gains)	$12,663	$142,473	$199,751	$263,589
Undistributed long-term gains	0	0	60,793	0
Accumulated capital loss carryforwards and Post-October losses	0	(10,420,553)	0	(19,394,109)
Net unrealized (depreciation)/appreciation	612,626	(34,205,520)	1,198,329	(46,294,298)
Dividends payable	0	(175,376)	(22)	(263,598)

Total accumulated earnings/(losses)	$625,289	$(44,658,976)	$1,458,851	$(65,688,416)

	High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund
Undistributed ordinary income/(loss) (inclusive of short-term capital gains)	$6,768,471	$309,460	$109,391
Undistributed long-term gains	1,431,540	93	0
Accumulated capital loss carryforwards and Post-October losses	0	0	(18,311,412)
Net unrealized (depreciation)/appreciation	3,156,693	532,196	(6,136,880)
Dividends payable	(24,815)	(1,585)	(109,426)

Total accumulated earnings/(losses)	$11,331,889	$840,164	$(24,448,327)

Tax Basis of Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended March 31, 2004 were as follows:

	Ultra Short Bond Fund	Low Duration Bond Fund		Intermediate Bond Fund
	March 31, 2004	March 31, 2004	March 31, 2003	March 31, 2004	March 31, 2003
Distributions paid from:
Ordinary income (inclusive of Short-term capital gains)	$1,039,765	$24,352,684	$34,529,440	$2,753,027	$1,219,494
Net long-term capital gains	0	0	0	57,081	0

Total taxable distributions	$1,039,765	$24,352,684	$34,529,440	$2,810,108	$1,219,494

	Total Return Bond Fund		High Yield Bond Fund		Strategic Income Fund
	March 31, 2004	March 31, 2003	March 31, 2004	March 31, 2003	March 31, 2004
Distributions paid from:
Ordinary income (inclusive of Short-term capital gains)	$90,604,418	$133,167,143	$12,684,512	$1,112,306	$554,042
Net long-term capital gains	0	3,535,151	43,419	0	0

Total taxable distributions	$90,604,418	$136,702,294	$12,727,931	$1,112,306	$554,042

	AlphaTrak 500 Fund
	March 31, 2004	March 31, 2003
Distributions paid from:
Ordinary income (inclusive of Short-term capital gains)	$3,913,621	$5,688,017
Net long-term capital gains	0	0

Total taxable distributions	$3,913,621	$5,688,017

Notes to Financial Statements (continued)

Permanent differences incurred during the fiscal year ended March 31, 2004, resulting from differences in book and tax accounting have been reclassified at year end as follows:

Fund	Increase/(Decrease) Paid-in-Capital	Increase/(Decrease) Accumulated Net Investment Income/Loss	Increase/(Decrease) Accumulated Net Realized Gain/Loss
Ultra Short Bond Fund	$(1,026)	$1,026	$0
Low Duration Bond Fund	0	724,175	(724,175)
Intermediate Bond Fund	0	75,352	(75,352)
Total Return Bond Fund	0	6,510,846	(6,510,846)
High Yield Bond Fund	0	290,115	(290,115)
Strategic Income Fund	(1,064)	44,907	(43,843)
AlphaTrak 500 Fund	0	284,140	(284,140)

Metropolitan West Funds

Independent Auditors’ Report

To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statements of assets and liabilities of the Metropolitan West Ultra Short Bond Fund (“Ultra Short”), the Metropolitan West Low Duration Bond Fund (“Low Duration), the Metropolitan West Intermediate Bond Fund (“Intermediate”), the Metropolitan West Total Return Bond Fund (“Total Return”), the Metropolitan West High Yield Bond Fund (“High Yield”), the Metropolitan West Strategic Income Fund (“Strategic Income”) and the Metropolitan West Alpha Trak 500 Fund (“Alpha Trak”) (collectively, the “Funds”), including the schedule of investments, as of March 31, 2004 and the related statements of operations for the year then ended for Low Duration, Intermediate, Total Return, High Yield and Alpha Trak and for the period from June 30, 2003 (commencement of operations) to March 31, 2004 for Ultra Short and Strategic Income, the statements of changes in net assets for each of the two periods in the period then ended for Low Duration, Intermediate, Total Return, High Yield and Alpha Trak and for the period from June 30, 2003 (commencement of operations) to March 31, 2004 for Ultra Short and Strategic Income, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2004, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California

May 11, 2004

Metropolitan West Funds

Tax Information Notice

(Unaudited)

LONG-TERM CAPITAL GAINS

For the fiscal year ended March 31, 2004 the amounts of long-term capital gains paid are as follows:

Metropolitan West Intermediate Bond Fund	0.0174/share
Metropolitan West High Yield Bond Fund	0.0038/share

DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2004, the percentage of ordinary income dividends which will qualify for the dividends received deduction available to corporate shareholders are as follows:

Metropolitan West High Yield Bond Fund	0.65%
Metropolitan West Strategic Income Fund	8.96%
Metropolitan West AlphaTrak 500 Fund	0.27%

Metropolitan West Funds

Privacy Notice

The Fund collects nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally; and

•	Information about your transactions with us or others.

•	Information you submit to us in correspondence, including emails;

•	Information about any bank account you use for transfers between your bank account and any custodial account, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquires from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

MANAGEMENT INFORMATION

(Unaudited)

The business and affairs of the Trust and each Fund is under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Funds is provided in the table below. All Trustees oversee seven active Funds as described in this report. For purposes of trust business, the address for all Trustees and officers is c/o Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge at www.mwamllc.com or by calling (800) 241-4671.

Name and Year Born	Position, Length of Term Served, and Term of Office	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee

Disinterested Trustees

Ronald J. Consiglio (1943)	Trustee; Indefinite term served since 2003	Mr. Consiglio has served as the Managing Partner of Synergy Trading, a securities trading partnership, since June of 2001. From February 1998 to 2001, Mr. Consiglio was Executive Vice President and Chief Financial Officer of Trading Edge, Inc., a national automated bond-trading firm.	None

David H. Edington (1957)	Trustee; Indefinite term served since 2001	Mr. Edington is the founder (and since July 1999 has been the President) of Rimrock Capital Management (previously known as Rimrock Enterprises, Inc.), an investment advisory firm which acts as investment adviser to Rimrock Trading, L.P. Prior to April, 1998, Mr. Edington was Managing Director of Pacific Investment Management Company (PIMCO).	None

Martin Luther King III (1957)	Trustee; Indefinite term served since 1997	Since 1998, Mr. King has served as the President and Chief Executive Officer of the Southern Christian Leadership Conference. He has been engaged as an independent motivational lecturer since 1980.	None

Andrew Tarica (1959)	Trustee; Indefinite term served since 2002	Mr. Tarica has been the Chief Executive Officer of Meadowbrook Capital Management, a fixed-income asset management company and also a fixed-income hedge fund, since February of 2001. From 1993 to 1999, Mr. Tarica served as Managing Director of the High Grade Corporate Bond Department at Donaldson, Lufkin & Jenrette.	None

Daniel D. Villanueva (1937)	Trustee; Indefinite term served since 1997	Mr. Villanueva has served as the Chairman and Managing Director of Bastion Capital Corporation (investments) since 1990. He has served as the Chairman of Integrated Water Resources since 1999.	Director of Bastion Capital Corporation and Director of Telemundo Network

Name and Year Born	Position, Length of Term Served, and Term of Office	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee

Interested Trustees

Scott B. Dubchansky (1960)	Chairman of the Board of Trustees and Principal Executive Officer; Indefinite term served since 1997	Mr. Dubchansky has served as the Chief Executive Officer of the Adviser since August 1996.	None

Keith T. Holmes (1952)	Trustee; Indefinite term served since 1997	Mr. Holmes has been a partner of the law firm King, Holmes, Paterno & Berliner since 1992. Mr. Holmes practices corporate finance and real estate law. Mr. Holmes’ firm has performed legal services for the Adviser and its affiliates.	None

David Lippman, JD (1958)	Trustee; Indefinite term served since 2003	Mr. Lippman has been a Managing Director and portfolio manager with the Adviser since October 2001. From October 2000 until September 2001, Mr. Lippman was Managing Director and Structured Products Sales Manager at Credit Suisse First Boston. From March 1996 until October 2000, he was Managing Director and Mortgage Sales Manager at Donaldson, Lufkin & Jenrette. He manages the Intermediate Bond Fund, Low Duration Bond Fund and Total Return Bond Fund.	None

Officers who are not Trustees

Joseph D. Hattesohl (1963)	Treasurer since 2000 and Principal Financial Officer since 2003	Mr. Hattesohl has been the Chief Financial Officer of the Adviser since November 2000. From February 1995 through November 2000, Mr. Hattesohl was a Vice President of Pacific Investment Management Company (PIMCO) in Newport Beach, California.	N/A

Lara E. Mulpagano (1969)	Secretary since 1997	Ms. Mulpagano is the Chief Operating Officer of the Advisor. Ms Mulpagano has been a Vice President of the Adviser since 1996.	N/A

Board of Trustees

Scott B. Dubchansky

David H. Edington

Keith T. Holmes

Martin Luther King III

Daniel D. Villanueva

Andrew Tarica

Ronald J. Consiglio

David Lippman

Officers

Scott B. Dubchansky

Chairman of the Board, President, and

Principal Executive Officer

Joseph D. Hattesohl

Treasurer and Principal Financial Officer

Arlana D. Williams

Assistant Treasurer and Principal Accounting Officer

Lara E. Mulpagano

Secretary

James E. Menvielle

Assistant Treasurer

Adviser:	Auditors:
Metropolitan West Asset Management, LLC 11766 Wilshire Boulevard, Suite 1580 Los Angeles, CA 90025	Deloitte & Touche LLP 350 S. Grand Avenue, Suite 200 Los Angeles, CA 90071
Custodian:	Distributor:
The Bank of New York 100 Church Street, 10th Floor New York, NY 10286	PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406
Transfer Agent:	Legal Counsel:
PFPC Inc. 760 Moore Road King of Prussia, PA 19406	Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105-3441

For Additional Information about the

Metropolitan West Funds call:

(310) 966-8900 or

(800) 241-4671 (toll-free)

A description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request, by calling (800) 241-4671; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, risks, policies, charges, expenses and other information. It should be read carefully before investing.

METAR-04

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Ronald Consiglio is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $126,315 in 2004 and $90,619 in 2003.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were NONE.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $ 21,875 in 2004 and $13,125 in 2003.

Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns (Form 1120-RIC and Form 100 CA) and year end Excise Tax review.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were NONE.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Metropolitan West Funds and any affiliate of Metropolitan West Funds that provides services to the registrant (a “Covered Services Provider”) if the independent auditors’ engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Metropolitan West Funds or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Metropolitan West Funds and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was NONE.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $61,992 in 2004 and $59,397 in 2003.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Supplemental Code of Ethics for Principal Officers and Senior Financial Officers, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not yet effective.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President Principal Executive Officer

Date	05/20/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President Principal Executive Officer

Date	05/20/2004

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer Principal Financial Officer

Date	05/20/2004

*	Print the name and title of each signing officer under his or her signature.